UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2011 – March 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2012

Vanguard PRIMECAP Fund

> Vanguard PRIMECAP Fund returned about 22% for the six months ended March 31, 2012, trailing the performance of its benchmark index and the average return of peer funds.

> Disappointing stock choices in information technology, the largest sector in the portfolio, contributed to the fund’s underperformance of its comparative standards.

> We note with deep sadness that shortly after the end of the period, PRIMECAP Management Company co-founder Howard Schow, a trusted friend and wonderful steward of shareholder assets, died at age 84.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	6
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	22
Glossary.	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended March 31, 2012
Total
Returns
Vanguard PRIMECAP Fund
Investor Shares	21.93%
Admiral™ Shares	21.99
S&P 500 Index	25.89
Multi-Cap Growth Funds Average	25.92

Multi-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
September 30, 2011, Through March 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$58.46	$68.14	$0.689	$2.104
Admiral Shares	60.69	70.70	0.785	2.182

1

Chairman’s Letter

Dear Shareholder,

Stocks rallied in the six months ended March 31. Vanguard PRIMECAP Fund returned 21.93% for Investor Shares and 21.99% for Admiral Shares.

Although sizable, the fund’s returns lagged both the benchmark Standard and Poor’s 500 Index and the average return of peer funds. Disappointing choices among technology stocks, a traditional focus of the fund, contributed to its underperformance relative to these comparative standards.

Of course, six months is too brief a period to be the basis for definitive judgments about a fund’s performance. As PRIMECAP Fund has demonstrated throughout its distinguished history, the virtues of its distinctive investment strategy are most apparent over years, not months.

A surge of optimism fueled
a powerful global rally in stocks
During the past six months, optimism displaced the apprehension that had restrained stock prices through summer 2011. The broad U.S. stock market returned more than 26%. Markets abroad returned 15.37%. Investors’ good spirits reflected confidence that the slow, grinding economic expansion in the United States was at last gathering momentum, and that Europe’s debt crisis could be contained.

2

By the end of the period, however, that confidence had begun to evaporate in the face of ambiguous economic reports and renewed concern about Europe. The abrupt mood swing was consistent with the financial markets’ volatility since the 2008–2009 financial crisis.

For most bonds except munis,
six-month returns were subdued
The broad taxable bond market produced a modest six-month return of 1.43%. In general, interest rates remained more or less steady at very low levels. In some segments of the bond market, however, yields crept lower still, boosting bond prices. The broad municipal bond market, for example, produced a solid six-month return of 3.91% as investors bid up muni prices.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

The fund’s distinctive approach
has always driven its performance
In-depth research and a long-term perspective are hallmarks of PRIMECAP Management Company’s approach to investing. The advisor often takes a contrarian view and focuses on opportunities it believes have been overlooked by other investors. This distinctive style leads to a portfolio that has a low rate of turnover and that differs markedly from the composition of the benchmark index.

Market Barometer

			Total Returns
		Periods Ended March 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	26.27%	7.86%	2.19%
Russell 2000 Index (Small-caps)	29.83	-0.18	2.13
Dow Jones U.S. Total Stock Market Index	26.60	7.16	2.47
MSCI All Country World Index ex USA (International)	15.37	-7.18	-1.56

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.43%	7.71%	6.25%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.91	12.07	5.42
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	1.11

CPI
Consumer Price Index	1.10%	2.65%	2.24%

3

PRIMECAP Management’s strategy has been rewarding for long-term investors. From its inception on November 1, 1984, through March 31, 2012, the fund delivered an average annual return of 13.08%, compared with 10.72% for the S&P 500 Index. These superior returns reflect a willingness to be out of step with the broader market. The flip side is that being out of step can occasionally produce subpar performance.

For the most recent half-year, the fund’s technology stocks as a group posted a gain of about 25%. But that return trailed the performance of the technology sector in the benchmark index. Some of the fund’s tech holdings were perceived as suffering, at least in the near term, from changing consumer tastes in smartphones and tablet computers. The advisor continues to be optimistic about the long-term prospects for technology companies, particularly given the evolving uses of the internet and growing demand for hardware and software. At the end of the period, nearly a third of the fund’s assets were invested in technology stocks.

Performance was also hurt by the fund’s relatively limited exposure to financial stocks—a stance that has worked to its benefit in previous periods. Bank stocks were especially strong during the fiscal half-year, with investors seemingly optimistic that lenders are beginning to shake off the lingering effects of mortgage defaults associated with the U.S. housing market downturn.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
PRIMECAP Fund	0.45%	0.36%	1.34%

The fund expense ratios shown are from the prospectus dated January 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2012, the fund’s annualized expense ratios were 0.45% for Investor Shares and 0.36% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Multi-Cap Growth Funds.

4

For more about the advisor’s strategy and the fund’s positioning during the six months, please see the Advisor’s Report that follows this letter.

Howard Schow’s legacy
of long-term excellence
Shortly after the end of this reporting period, we learned of the passing of Howard B. Schow, co-founder and chairman emeritus of PRIMECAP Management Company and a co-manager of several Vanguard funds, including PRIMECAP Fund.

We at Vanguard were, of course, saddened by the loss. We will always be grateful to Howard for his stewardship of clients’ assets over nearly 30 years. Personally, I learned a great deal from Howard, and I will miss his perspective, his candor, and his balance of optimism and pragmatism. Howard and his colleagues had the prescience to identify emerging opportunities in technology and health care, and the discipline to capitalize on those opportunities for the benefit of fund shareholders. His commitment to taking the long view set an example for all investors.

One of Howard’s lasting accomplishments is the deep and talented team of portfolio managers he helped to build at PRIMECAP Management. His co-managers—Joel P. Fried, Theo A. Kolokotrones, Alfred W. Mordecai, Mitchell J. Milias, and M. Mohsin Ansari—have assumed responsibility for the portion of the assets Howard had managed. I am confident that they will continue to pursue the standards of excellence that PRIMECAP Management has become known for over the decades.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 12, 2012

5

Advisor’s Report

For the six months ended March 31, 2012, Vanguard PRIMECAP Fund returned 21.93% for Investor Shares and 21.99% for Admiral Shares, trailing both the 25.89% return of its benchmark, the unmanaged S&P 500 Index, and the 25.92% average return of its multi-capitalization growth fund competitors. While the fund provided solid absolute returns for the six-month period, we are disappointed with our relative returns. The fund’s holdings in the health care and information technology sectors and its underweighted position in financials hurt its results relative to the S&P 500 Index.

The investment environment
The U.S. stock market provided strong returns during the past six months, with most major indexes posting two consecutive quarters of double-digit gains. The S&P 500 Index enjoyed its highest return for a six-month period since mid-2009, when the stock market rebounded from the lows reached in March 2009 during the depths of the financial crisis.

The U.S. economy appears to have resumed its recovery from the recession after a period of slower growth. The 3.0% growth in real gross domestic product (GDP) in the fourth calendar quarter of 2011 was the highest rate of growth since the second quarter of 2010. Consumer spending has also re-accelerated. Corporate profits continue to grow with increased industrial production and higher capacity utilization.

However, there are reasons for caution regarding the sustainability of this recovery. Unemployment has declined from 9.0% a year ago, but it remains high at 8.2%. Housing markets are still weak, and governments at the federal, state, and local levels face significant fiscal challenges. Furthermore, concerns about the sovereign debt crisis in Europe and the political unrest in the Middle East add uncertainty to the global economic outlook.

Management of the fund
Although the fund’s results over the past18 months have been disappointing, our investment approach remains consistent. We rely on fundamental research to find companies whose revenues and earnings will, in our opinion, grow more rapidly over a three-to-five year period than current valuations might suggest. We seek to capitalize on situations in which we believe the fundamental value of a company significantly exceeds its current market value.

This investment strategy has led us to build and maintain significant investments in health care and information technology companies that we believe offer the potential for higher returns than the overall market. These two sectors make up nearly 60% of the fund’s holdings (versus a little over 30% of the S&P 500 Index). Nine of the ten largest holdings in the fund are health care or information technology stocks.

6

Health care
The health care sector, usually considered more defensive than the broader market, returned 19.9% over the six-month period, trailing the overall benchmark by almost 6 percentage points. The fund’s holdings in health care fared even worse, returning 17.9%, because of poor stock selection. The three largest detractors from our relative returns were Novartis (+3%), Eli Lilly (+12%), and Roche (+12%). These results were partially offset by Biogen Idec (+35%) and Life Technologies (+27%).

The fund’s significant holdings in the underperforming health care sector have hurt relative returns for the past few years, but we retain a positive outlook for this sector. Following a period of considerable political and regulatory challenges, we are encouraged by the uptick in new drug approvals by the U.S. Food and Drug Administration (FDA) in the past year. The aging of the global population, combined with rising standards of living in developing markets such as China and India, should lead to greater demand for health care products and services. We continue to believe that the pharmaceutical, biotech-nology, and medical device products currently in development represent more efficient ways to treat diseases.

We are particularly excited about the prospects for targeted, personalized medicines. Advances in genetic research, diagnostic tools, and targeted therapies may lead to more effective treatments for individuals in the near future. The dramatic decline in the cost of sequencing human genomes, and the corresponding increase in available genetic information, is one element that is enabling advances in this area. Another enabling factor is the increase in computing power available to analyze this information. Combined, these two factors are helping researchers to develop a more fundamental understanding of the causes of diseases, which in turn supports the development of therapies to treat these diseases.

At the same time, new diagnostic tools are helping to identify patients or groups of patients for whom specific treatments are more effective. For example, Roche, a large holding in the fund, recently received FDA and European marketing approval for Zelboraf, a therapy for metastatic mela-noma patients whose cancer exhibits a certain type of abnormal, mutated gene identified by a companion diagnostic test. Several other promising new treatments, such as antibody-drug conjugates that target cancer cells with fewer side effects, have either received regulatory approval or are in clinical trials and nearing approval.

Information technology
The information technology sector returned 32.1% for the six-month period, the second-highest gain among the ten sectors in the S&P 500 Index. However, the fund’s holdings in the sector returned 24.7%. Again, stock selection was the reason. The largest detractors from the fund’s relative

7

returns were Research in Motion (–28%), Oracle (+2%), and our choice to hold a minimal position in Apple (+57%) relative to the benchmark index. These results were partially offset by Adobe (+42%) and Qualcomm (+41%).

We remain enthusiastic about investment opportunities in the information technology sector. A groundswell of innovation continues to drive the evolution of the internet. Cloud computing, social networking, search, mobility, and e-commerce are changing the ways in which individuals and enterprises interact with each other. Cheaper and faster wi-fi and 3G- and 4G-capable devices are enabling people to connect to the internet at any time, from any location. As users engage more with the internet, they are generating and sharing an increasing amount of data, photos, videos, and other content, which in turn should drive higher demand for semiconductors, computer hardware, software, and storage. Some of the largest holdings in the portfolio, such as Google, Qualcomm, Texas Instruments, EMC, Oracle, and Microsoft, are well-positioned to capitalize on these trends.

Other sector highlights
Compared with the S&P 500 Index, the fund has been significantly underweighted in the financial sector. This hurt our six-month relative return, as the financial stocks in the index returned 35.3%, leading all other sectors. Investors and regulators appear to have gained confidence that the largest financial institutions have absorbed the worst of the credit losses related to the recent financial crisis and have rebuilt their capital positions to adequate levels.

Poor stock selection in the consumer discretionary, materials, and industrial sectors also hurt the fund’s results. Amazon.com (–6%), Sony (+9%), and DIRECTV (+17%) were the biggest relative detractors among the fund’s consumer discretionary holdings. Potash Corporation (+6%) was the largest detractor in the materials sector. Several holdings in the industrial sector that are leveraged to oil prices, such as C.H. Robinson (–3%) and Southwest Airlines (+3%), were notable detractors. AMR (–87%) filed for bankruptcy after it was unable to negotiate new labor contracts with its employees’ unions.

On a positive note, the fund’s minimal exposure to the consumer staples, utilities, and telecommunication services sectors helped relative returns; these were the worst-performing sectors in the S&P 500 Index for the six-month period. The fund’s stock selections in the energy sector, as well as its underweight position, also helped results. EOG Resources (+57%) and Noble Energy (+39%) were the two largest contributors.

The outlook
Looking ahead to the rest of fiscal year 2012 and beyond, we continue to view U.S. equities as attractive investment opportunities, especially relative to most

8

other asset classes. Interest rates remain low, inflation appears to be under control, and corporate profits continue to grow at a healthy pace. We are further encouraged by what we consider to be low valuations in the information technology and health care sectors, where the fund is significantly overweighted. Additionally, many of the fund’s holdings in these sectors have very strong balance sheets and generate significant free cash flow.

Although correlation among stocks in the S&P 500 Index has been exceptionally high during the past year, we believe stock selection will be more critical than ever going forward. During periods of heightened fear and uncertainty, such as the recent recession, investors are less likely to differentiate among stocks. However, as the economy and financial markets return to greater stability, correlation among stocks tends to decrease, and stock selection is rewarded. Although we do not expect strong growth in U.S. GDP in the near term, we think there are opportunities to increase the fund’s holdings in existing positions as well as to establish new positions at attractive valuations.

In loving memory
We are saddened to announce the passing of Howard B. Schow on April 8, 2012, at the age of 84. Mr. Schow co-founded PRIMECAP Management Company in 1983 and had co-managed Vanguard PRIMECAP Fund since its inception in 1984. His unwavering focus, persistent optimism, and competitive spirit inspired all of us.

Although he will be greatly missed, Mr. Schow’s indelible imprint on the PRIMECAP Fund lives on. The other co-managers of the fund will assume responsibility for the portion of the portfolio that had been managed by Mr. Schow. As we honor his life and celebrate his extraordinary career, we will continue to pursue the same long-term investment approach that he was so instrumental in creating at PRIMECAP Management Company.

Theo A. Kolokotrones

Joel P. Fried

Mitchell J. Milias

Alfred W. Mordecai

M. Mohsin Ansari

PRIMECAP Management Company

April 12, 2012

9

PRIMECAP Fund

Fund Profile
As of March 31, 2012

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VPMCX		VPMAX
Expense Ratio[1]	0.45%		0.36%
30-Day SEC Yield	1.26%		1.35%

Portfolio Characteristics
			DJ
			U.S. Total
	S&P 500		Market
	Fund	Index	Index
Number of Stocks	118	500	3,716
Median Market Cap	$39.1B	$57.6B	$35.6B
Price/Earnings Ratio	16.7x	16.2x	17.1x
Price/Book Ratio	2.8x	2.3x	2.3x
Return on Equity	21.9%	19.6%	18.1%
Earnings Growth Rate 10.5%		8.8%	8.5%
Dividend Yield	1.7%	2.1%	1.9%
Foreign Holdings	13.3%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	1.7%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
	S&P 500		Market
	Fund	Index	Index
Consumer
Discretionary	8.9%	10.9%	12.0%
Consumer Staples	1.2	10.8	9.4
Energy	6.4	11.2	10.5
Financials	4.4	14.9	15.9
Health Care	27.1	11.4	11.5
Industrials	15.3	10.6	11.0
Information
Technology	32.0	20.5	19.8
Materials	4.4	3.5	4.0
Telecommunication
Services	0.0	2.8	2.5
Utilities	0.3	3.4	3.4

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	0.96	0.96
Beta	1.04	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Amgen Inc.	Biotechnology	5.1%
Biogen Idec Inc.	Biotechnology	5.0
FedEx Corp.	Air Freight &
	Logistics	3.8
Google Inc.	Internet Software &
	Services	3.7
Texas Instruments Inc.	Semiconductors	3.7
Microsoft Corp.	Systems Software	3.5
Eli Lilly & Co.	Pharmaceuticals	3.4
Roche Holding AG	Pharmaceuticals	3.3
Novartis AG	Pharmaceuticals	2.8
Adobe Systems Inc.	Application
	Software	2.8
Top Ten		37.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated January 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2012, the annualized expense ratios were 0.45% for Investor Shares and 0.36% for Admiral Shares.

10

PRIMECAP Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2001, Through March 31, 2012

Average Annual Total Returns: Periods Ended March 31, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/1/1984	2.95%	4.35%	6.24%
Admiral Shares	11/12/2001	3.05	4.46	6.37

Vanguard fund returns do not reflect the 1% fee on redemptions of shares held for less than one year.
See Financial Highlights for dividend and capital gains information.

11

PRIMECAP Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (98.5%)
Consumer Discretionary (8.8%)
*	DIRECTV Class A	14,043,062	692,885
1	Whirlpool Corp.	5,900,000	453,474
	TJX Cos. Inc.	6,875,000	273,006
	Walt Disney Co.	5,575,000	244,074
^	Sony Corp. ADR	9,750,000	202,508
	Limited Brands Inc.	4,068,425	195,284
*	Bed Bath & Beyond Inc.	2,800,975	184,220
	Carnival Corp.	5,487,600	176,042
	Mattel Inc.	4,000,000	134,640
*	Amazon.com Inc.	290,000	58,728
	Lowe’s Cos. Inc.	1,000,000	31,380
	Target Corp.	100,000	5,827
	Ross Stores Inc.	8,800	511
			2,652,579
Consumer Staples (1.2%)
	Costco Wholesale Corp.	2,825,000	256,510
	Procter & Gamble Co.	510,000	34,277
	CVS Caremark Corp.	650,000	29,120
	Kellogg Co.	500,000	26,815
	PepsiCo Inc.	170,000	11,279
	Kraft Foods Inc.	56,000	2,129
			360,130
Energy (6.3%)
	Noble Energy Inc.	5,981,700	584,891
	EOG Resources Inc.	3,748,100	416,414
	Schlumberger Ltd.	3,682,200	257,496
	Hess Corp.	3,746,387	220,849
	Petroleo Brasileiro SA
	ADR Type A	4,473,800	114,350
	National Oilwell Varco Inc.	1,096,700	87,155
	Cenovus Energy Inc.	1,913,376	68,767
*	Southwestern Energy Co.	1,874,000	57,344
	Encana Corp.	2,400,000	47,160
	Transocean Ltd.	250,000	13,675
	Petroleo Brasileiro SA ADR	400,000	10,624
	Noble Corp.	200,000	7,494
*	Cameron International Corp.	100,000	5,283
	Peabody Energy Corp.	49,200	1,425
			1,892,927

			Market
			Value
		Shares	($000)
Financials (4.3%)
	Marsh & McLennan
	Cos. Inc.	17,275,300	566,457
	Charles Schwab Corp.	20,904,600	300,399
*	Berkshire Hathaway Inc.
	Class B	2,400,000	194,760
	Chubb Corp.	2,550,000	176,230
	Progressive Corp.	1,300,000	30,134
	Wells Fargo & Co.	600,000	20,484
	Weyerhaeuser Co.	300,000	6,576
	American Express Co.	80,100	4,635
			1,299,675
Health Care (26.7%)
	Amgen Inc.	22,614,000	1,537,526
*,1	Biogen Idec Inc.	12,015,500	1,513,593
	Eli Lilly & Co.	25,752,600	1,037,057
	Roche Holding AG	5,701,400	992,217
	Novartis AG ADR	15,406,765	853,689
	Medtronic Inc.	21,087,052	826,402
	Johnson & Johnson	5,522,900	364,290
*	Life Technologies Corp.	6,768,015	330,414
	GlaxoSmithKline plc ADR	5,644,000	253,472
*	Boston Scientific Corp.	31,261,560	186,944
	Abbott Laboratories	1,081,340	66,275
	Sanofi ADR	1,205,000	46,694
	Zimmer Holdings Inc.	190,000	12,213
	Stryker Corp.	206,303	11,446
			8,032,232
Industrials (15.1%)
	FedEx Corp.	12,401,570	1,140,448
	Honeywell
	International Inc.	8,810,000	537,850
	CH Robinson
	Worldwide Inc.	8,055,600	527,561
	Caterpillar Inc.	3,279,300	349,311
	United Parcel
	Service Inc. Class B	3,726,700	300,819
	Southwest Airlines Co.	34,521,300	284,456
	Boeing Co.	3,050,000	226,828
	Union Pacific Corp.	1,984,700	213,316

12

PRIMECAP Fund

			Market
			Value
		Shares	($000)
^	Canadian Pacific
	Railway Ltd.	2,416,900	183,564
	European
	Aeronautic Defence
	and Space Co. NV	4,227,900	173,142
*,1	Alaska Air Group Inc.	4,496,000	161,047
	Deere & Co.	1,961,500	158,685
	Donaldson Co. Inc.	3,200,000	114,336
	Expeditors International
	of Washington Inc.	1,591,400	74,016
	PACCAR Inc.	1,000,000	46,830
	Granite Construction Inc.	1,348,800	38,765
	Pall Corp.	205,000	12,224
	CSX Corp.	247,407	5,324
	Rockwell Automation Inc.	25,000	1,992
	Norfolk Southern Corp.	17,100	1,126
			4,551,640
Information Technology (31.5%)
*	Google Inc. Class A	1,755,425	1,125,649
	Texas Instruments Inc.	33,381,900	1,121,966
	Microsoft Corp.	32,485,800	1,047,667
*	Adobe Systems Inc.	24,320,000	834,419
	Oracle Corp.	27,682,700	807,228
	Intuit Inc.	12,592,500	757,187
	QUALCOMM Inc.	10,000,000	680,200
	Intel Corp.	12,400,000	348,564
*	EMC Corp.	9,572,800	286,035
*	Symantec Corp.	12,009,200	224,572
*	NVIDIA Corp.	14,582,000	224,417
	Accenture plc Class A	3,425,800	220,964
	Corning Inc.	14,145,130	199,163
	Hewlett-Packard Co.	8,045,000	191,712
	Telefonaktiebolaget LM
	Ericsson ADR	16,808,914	173,300
	Visa Inc. Class A	1,423,120	167,928
	KLA-Tencor Corp.	3,010,000	163,804
*	Micron Technology Inc.	20,000,000	162,000
*	Research In Motion Ltd.	10,438,600	153,552
1	Plantronics Inc.	3,701,500	149,022
	Applied Materials Inc.	8,024,600	99,826
	Motorola Solutions Inc.	1,834,000	93,222
	ASML Holding NV	928,056	46,533
	Activision Blizzard Inc.	3,482,900	44,651
	Cisco Systems Inc.	1,575,000	33,311
*	Apple Inc.	50,000	29,973
*	Entegris Inc.	2,583,472	24,130
	Altera Corp.	400,000	15,928
*	NetApp Inc.	340,000	15,222
	Analog Devices Inc.	350,000	14,140
*	Rambus Inc.	2,000,000	12,900
*	Dell Inc.	700,000	11,620
*	SanDisk Corp.	100,000	4,959
	Mastercard Inc. Class A	6,500	2,734
			9,488,498

		Market
		Value
	Shares	($000)
Materials (4.3%)
Potash Corp. of
Saskatchewan Inc.	15,331,200	700,483
Monsanto Co.	5,912,460	471,578
Praxair Inc.	475,000	54,454
Freeport-McMoRan
Copper & Gold Inc.	1,124,000	42,757
Domtar Corp.	350,600	33,440
		1,302,712
Telecommunication Services (0.0%)
* Sprint Nextel Corp.	146,300	417

Utilities (0.3%)
* AES Corp.	4,983,000	65,128
Public Service
Enterprise Group Inc.	891,000	27,274
NextEra Energy Inc.	179,440	10,960
		103,362
Total Common Stocks
(Cost $18,703,435)		29,684,172
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
[2,3] Vanguard Market
Liquidity Fund, 0.123%
(Cost $673,059)	673,059,000	673,059
Total Investments (100.7%)
(Cost $19,376,494)		30,357,231
Other Assets and Liabilities (-0.7%)
Other Assets		176,023
Liabilities[3]		(399,531)
		(223,508)
Net Assets (100%)		30,133,723

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		30,357,231
Receivables for Investment
Securities Sold		63,844
Receivables for Capital Shares Issued		34,242
Other Assets		77,937
Total Assets		30,533,254
Liabilities
Payables for Investment
Securities Purchased		113,234
Security Lending Collateral
Payable to Brokers		168,906
Other Liabilities		117,391
Total Liabilities		399,531
Net Assets		30,133,723

13

PRIMECAP Fund

At March 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	19,139,788
Undistributed Net Investment Income	90,671
Accumulated Net Realized Losses	(78,720)
Unrealized Appreciation (Depreciation)
Investment Securities	10,980,737
Foreign Currencies	1,247
Net Assets	30,133,723

Investor Shares—Net Assets
Applicable to 216,635,811 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,761,423
Net Asset Value Per Share—
Investor Shares	$68.14

Admiral Shares—Net Assets
Applicable to 217,429,748 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	15,372,300
Net Asset Value Per Share—
Admiral Shares	$70.70

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $162,140,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $168,906,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

14

PRIMECAP Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Dividends[1,2]	281,792
Interest[2]	219
Security Lending	347
Total Income	282,358
Expenses
Investment Advisory Fees—Note B	30,121
The Vanguard Group—Note C
Management and Administrative—Investor Shares	16,528
Management and Administrative—Admiral Shares	8,473
Marketing and Distribution—Investor Shares	1,684
Marketing and Distribution—Admiral Shares	1,194
Custodian Fees	236
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	29
Total Expenses	58,338
Net Investment Income	224,020
Realized Net Gain (Loss)
Investment Securities Sold[2]	(68,797)
Foreign Currencies	(383)
Realized Net Gain (Loss)	(69,180)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	5,361,635
Foreign Currencies	247
Change in Unrealized Appreciation (Depreciation)	5,361,882
Net Increase (Decrease) in Net Assets Resulting from Operations	5,516,722

1 Dividends are net of foreign withholding taxes of $13,601,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $6,270,000, $219,000, and $25,004,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

15

PRIMECAP Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	224,020	297,306
Realized Net Gain (Loss)	(69,180)	1,074,285
Change in Unrealized Appreciation (Depreciation)	5,361,882	(1,473,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,516,722	(102,126)
Distributions
Net Investment Income
Investor Shares	(163,746)	(168,148)
Admiral Shares	(144,688)	(119,031)
Realized Capital Gain[1]
Investor Shares	(500,030)	(183,757)
Admiral Shares	(402,175)	(121,296)
Total Distributions	(1,210,639)	(592,232)
Capital Share Transactions
Investor Shares	(1,929,232)	(3,494,598)
Admiral Shares	2,309,444	1,843,532
Net Increase (Decrease) from Capital Share Transactions	380,212	(1,651,066)
Total Increase (Decrease)	4,686,295	(2,345,424)
Net Assets
Beginning of Period	25,447,428	27,792,852
End of Period[2]	30,133,723	25,447,428

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $25,728,000 and $29,551,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $90,671,000 and $175,468,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

PRIMECAP Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$58.46	$60.36	$55.10	$62.76	$77.82	$70.30
Investment Operations
Net Investment Income	.504	.651	.631[1]	.500	.552	.460
Net Realized and Unrealized Gain (Loss)
on Investments	11.969	(1.266)	5.076	(3.990)	(10.913)	11.500
Total from Investment Operations	12.473	(.615)	5.707	(3.490)	(10.361)	11.960
Distributions
Dividends from Net Investment Income	(.689)	(.614)	(.447)	(.508)	(.476)	(.440)
Distributions from Realized Capital Gains	(2.104)	(.671)	—	(3.662)	(4.223)	(4.000)
Total Distributions	(2.793)	(1.285)	(.447)	(4.170)	(4.699)	(4.440)
Net Asset Value, End of Period	$68.14	$58.46	$60.36	$55.10	$62.76	$77.82

Total Return[2]	21.93%	-1.23%	10.36%	-4.01%	-13.96%	17.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,761	$14,359	$18,028	$17,795	$19,234	$23,435
Ratio of Total Expenses to
Average Net Assets	0.45%	0.45%	0.45%	0.49%	0.43%	0.43%
Ratio of Net Investment Income to
Average Net Assets	1.54%	0.95%	1.05%[1]	1.02%	0.76%	0.62%
Portfolio Turnover Rate	6%	8%	5%	4%	11%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.128 and 0.21%, respectively, resulting from a special dividend from Weyerhaeuser Co. in July 2010.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

PRIMECAP Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$60.69	$62.65	$57.20	$65.19	$80.82	$73.03
Investment Operations
Net Investment Income	.560	.738	.711[1]	.580	.664	.580
Net Realized and Unrealized Gain (Loss)
on Investments	12.417	(1.319)	5.269	(4.160)	(11.327)	11.930
Total from Investment Operations	12.977	(.581)	5.980	(3.580)	(10.663)	12.510
Distributions
Dividends from Net Investment Income	(.785)	(.683)	(.530)	(.612)	(.586)	(.570)
Distributions from Realized Capital Gains	(2.182)	(.696)	—	(3.798)	(4.381)	(4.150)
Total Distributions	(2.967)	(1.379)	(.530)	(4.410)	(4.967)	(4.720)
Net Asset Value, End of Period	$70.70	$60.69	$62.65	$57.20	$65.19	$80.82

Total Return[2]	21.99%	-1.14%	10.46%	-3.90%	-13.85%	17.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,372	$11,088	$9,765	$9,222	$9,651	$10,565
Ratio of Total Expenses to
Average Net Assets	0.36%	0.36%	0.36%	0.37%	0.31%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.04%	1.14%[1]	1.14%	0.88%	0.74%
Portfolio Turnover Rate	6%	8%	5%	4%	11%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.133 and 0.21%, respectively, resulting from a special dividend from Weyerhaeuser Co. in July 2010.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

PRIMECAP Fund

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

19

PRIMECAP Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2012, the investment advisory fee represented an effective annual rate of 0.21% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2012, the fund had contributed capital of $4,418,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.77% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	28,518,814	1,165,358	—
Temporary Cash Investments	673,059	—	—
Total	29,191,873	1,165,358	—

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended March 31, 2012, the fund realized net foreign currency losses of $383,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

20

PRIMECAP Fund

At March 31, 2012, the cost of investment securities for tax purposes was $19,376,494,000. Net unrealized appreciation of investment securities for tax purposes was $10,980,737,000, consisting of unrealized gains of $12,418,028,000 on securities that had risen in value since their purchase and $1,437,291,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2012, the fund purchased $825,191,000 of investment securities and sold $1,491,267,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2012		September 30, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	586,082	9,094	1,479,247	22,334
Issued in Lieu of Cash Distributions	657,028	10,847	348,370	5,369
Redeemed[1]	(3,172,342)	(48,938)	(5,322,215)	(80,748)
Net Increase (Decrease)—Investor Shares	(1,929,232)	(28,997)	(3,494,598)	(53,045)
Admiral Shares
Issued	2,534,126	37,558	3,378,773	49,378
Issued in Lieu of Cash Distributions	511,389	8,139	221,992	3,298
Redeemed[1]	(736,071)	(10,960)	(1,757,233)	(25,847)
Net Increase (Decrease)—Admiral Shares	2,309,444	34,737	1,843,532	26,829
1 Net of redemption fees for fiscal 2012 and 2011 of $434,000 and $1,090,000, respectively (fund totals).

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Sept. 30, 2011		Proceeds from		Mar. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	135,096	—	10,556	—	161,047
Biogen Idec Inc.	1,146,164	—	31,346	—	1,513,593
Plantronics Inc.	105,308	—	—	370	149,022
Whirlpool Corp.	294,469	—	—	5,900	453,474
	1,681,037			6,270	2,277,136

I. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended March 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2011	3/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,219.33	$2.50
Admiral Shares	1,000.00	1,219.95	2.00
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.75	$2.28
Admiral Shares	1,000.00	1,023.20	1.82

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.45% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

24

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for Commu-
Vanguard Group since 2008; Director of Vanguard	nication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Director of
Vanguard Group (1995–2008).	Carnegie Corporation of New York, Schuylkill River
Development Corporation, and Greater Philadelphia
Chamber of Commerce; Trustee of the National
IndependentTrustees	Constitution Center; Chair of the Presidential
Emerson U. Fullwood	Commission for the Study of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation;
Alfred M. Rankin, Jr.	Principal of The Vanguard Group (1997–2006).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Vanguard Senior ManagementTeam
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q592 052012

Semiannual Report | March 31, 2012

Vanguard Target Retirement Funds

Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2010 Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund

> Global stock markets rallied during the six-month period ended March 31, 2012, buoyed by signs of a strengthening global economy and an easing of Europe’s debt troubles.

> The U.S. taxable bond market weakened during the period, as investors with renewed optimism about stocks shifted away from bonds.

> All of the Vanguard Target Retirement Funds contained in this report posted positive results for the period; those funds with the highest stock allocations produced the strongest returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Target Retirement Income Fund.	7
Target Retirement 2010 Fund.	16
Target Retirement 2015 Fund.	25
Target Retirement 2020 Fund.	34
Target Retirement 2025 Fund.	42
Target Retirement 2030 Fund.	50
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangement.	60
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended March 31, 2012
Total
Returns
Vanguard Target Retirement Income Fund	8.08%
Target Income Composite Index	8.08
Mixed-Asset Target Allocation Conservative Funds Average	8.93
Mixed-Asset Target Allocation Conservative Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2010 Fund	11.31%
Target 2010 Composite Index	11.40
Mixed-Asset Target 2010 Funds Average	10.46
Mixed-Asset Target 2010 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2015 Fund	13.66%
Target 2015 Composite Index	13.65
Mixed-Asset Target 2015 Funds Average	11.61
Mixed-Asset Target 2015 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2020 Fund	15.45%
Target 2020 Composite Index	15.56
Mixed-Asset Target 2020 Funds Average	13.60
Mixed-Asset Target 2020 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2025 Fund	17.18%
Target 2025 Composite Index	17.23
Mixed-Asset Target 2025 Funds Average	16.07
Mixed-Asset Target 2025 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2030 Fund	18.90%
Target 2030 Composite Index	18.90
Mixed-Asset Target 2030 Funds Average	17.25
Mixed-Asset Target 2030 Funds Average: Derived from data provided by Lipper Inc.

Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index and the Barclays Capital U.S. Treasury Inflation Protected Securities Index; and for short-term reserves, the Citigroup Three-Month Treasury Bill Index.

Investments in Target Retirement Funds are subject to the risks of their underlying funds. The year in the fund name refers to the approximate year (the target date) when an investor in the fund would retire and leave the work force. The fund will gradually shift its emphasis from more aggressive investments to more conservative ones based on its target date. An investment in a Target Retirement Fund is not guaranteed at any time, including on or after the target date.

Chairman’s Letter

Dear Shareholder,

During the six months ended March 31, 2012, global stock markets advanced as the U.S. economy showed signs of growth and investors became less concerned about the Eurozone’s debt troubles. The renewed optimism had investors turning toward stocks and away from more conservative fixed income investments, leading to relatively weak returns in the bond market.

The six Vanguard Target Retirement Funds covered in this report posted positive returns for the period. (The funds with retirement dates of 2035 through 2060 are covered in a separate report.) Considering the investment environment, it’s not surprising that the funds with a higher concentration in equities outperformed those with a heavier focus on bonds.

You may already be aware that in February, we merged Vanguard Target Retirement 2005 Fund into Vanguard Target Retirement Income Fund—a portfolio intended for investors who are currently in retirement. As the funds in the series approach their target dates, their allocations gradually become more conservative. Seven years after the target date, a fund’s allocation is expected to match that of the Income Fund. When a fund reaches this point—as the 2005 Fund did earlier this year—it’s Vanguard’s practice to merge it with the Income Fund.

A surge of optimism fueled
a powerful global rally in stocks
During the past six months, optimism displaced the apprehension that had restrained stock prices through summer 2011. The broad U.S. stock market returned 26.60%. Markets abroad returned 15.37%. Investors’ good spirits reflected confidence that the slow, grinding economic expansion in the United States was at last gathering momentum and that Europe’s debt crisis could be contained.

By the end of the period, however, that confidence had begun to evaporate in the face of ambiguous economic reports and renewed concern about Europe. The abrupt mood swing was consistent with the financial markets’ volatility since the 2008–2009 financial crisis.

For most bonds except munis,
six-month returns were subdued
The broad taxable bond market produced a modest six-month return of 1.43%. In general, interest rates remained more or less steady at very low levels. In some segments of the bond market, however, yields crept lower still, boosting bond prices. The broad municipal bond market, for example, produced a solid six-month return of 3.91% as investors bid up muni prices.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Market Barometer

			Total Returns
		Periods Ended March 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	26.27%	7.86%	2.19%
Russell 2000 Index (Small-caps)	29.83	-0.18	2.13
Dow Jones U.S. Total Stock Market Index	26.60	7.16	2.47
MSCI All Country World Index ex USA (International)	15.37	-7.18	-1.56

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.43%	7.71%	6.25%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.91	12.07	5.42
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	1.11

CPI
Consumer Price Index	1.10%	2.65%	2.24%

Stock-focused funds
bested bond-heavy peers
Vanguard Target Retirement Funds are a series of life-cycle funds that use a targeted maturity approach to accommodate investors’ different objectives, time horizons, and changing risk tolerances. With the exception of the Income Fund, these “funds of funds” shift from a growth-oriented, stock- heavy asset allocation to an emphasis on income-generating fixed income securities as the investor’s retirement date—the “target date”—approaches.

As I mentioned, those funds with a higher allocation to stocks produced stronger returns for the most recent six-month period. The 2030 Fund, which held about 80% of its assets in stocks and 20% in bonds, was the group’s top performer, returning 18.90%. The Income Fund—which was invested about 70% in fixed income securities and about 30% in stocks—was the group’s weakest performer, returning 8.08% for the period.

Results for the remaining funds fell in between those two. The 2025 Fund, which invested about 70% of its assets in stocks, and the 2020 Fund, which held approximately 65% in equities, gained 17.18% and 15.45%, respectively. The 2015 Fund, with an allocation of about 55% stocks and 45% bonds, returned 13.66%. The 2010 Fund, which is closest to the Income Fund and invested about 45% in stocks and 55% in fixed income investments, posted a result of 11.31%.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
Target Retirement Income Fund	0.17%	0.86%
Target Retirement 2010 Fund	0.17	0.59
Target Retirement 2015 Fund	0.17	0.57
Target Retirement 2020 Fund	0.17	0.63
Target Retirement 2025 Fund	0.18	0.55
Target Retirement 2030 Fund	0.18	0.62

The fund expense figures shown—drawn from the prospectus dated January 26, 2012—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.16% for the Income Fund, 0.16% for the 2010 Fund, 0.16% for the 2015 Fund, 0.16% for the 2020 Fund, 0.17% for the 2025 Fund, and 0.17% for the 2030 Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Income Fund, Mixed-Asset Target Allocation Conservative Funds; for the 2010 Fund, Mixed-Asset Target 2010 Funds; for the 2015 Fund, Mixed-Asset Target 2015 Funds; for the 2020 Fund, Mixed-Asset Target 2020 Funds; for the 2025 Fund, Mixed-Asset Target 2025 Funds, and for the Target Retirement 2030 Fund, Mixed-Asset Target 2030 Funds.

Of course, these returns largely reflect the performance of the five underlying portfolios that make up the Target Retirement Funds: Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Total Bond Market II Index Fund, which are included in all six funds, as well as Vanguard Inflation-Protected Securities Fund, which is held in three of the funds, and Vanguard Prime Money Market Fund, which is held in two.

Vanguard Total Stock Market Index Fund was the strongest performer, returning an impressive 26.55% for the six-month period. Vanguard Total International Stock Index Fund, which invests in stocks of both developed and emerging international economies, gained 16.66%.

Returns for the three other underlying funds weren’t as notable. Vanguard Total Bond Market II Index Fund returned 1.18% for the period. Vanguard Inflation-Protected Securities Fund—which is held in the Income Fund, 2010 Fund, and 2015 Fund—posted a result of 3.33%.

Vanguard Prime Money Market Fund, held only in the Income Fund and the 2010 Fund, was basically flat for the period. The fund’s performance in recent years has been hurt by the near-0% yields of short-term U.S. Treasury bills and other money market instruments.

Investing isn’t your hobby?
Try a simpler approach
There’s no doubt that the stock market’s recent returns have been encouraging. However, new weakness in the bond market serves as a reminder that we can never be certain where the financial markets are headed next.

For this reason, Vanguard believes investors are best served by maintaining a diversified, balanced investment plan. In strong stock markets, the equity portion of a balanced portfolio can offer investors the opportunity for long-term growth. In more volatile times, bonds and short-term investments can help provide a cushion from dramatic swings in the stock market.

Vanguard’s Target Retirement Funds can help simplify the process of creating and maintaining such a balanced portfolio. By design, these funds offer a diversified investment approach in a single fund, while transferring the complexities of portfolio management to the fund’s investment manager. As an investor, you don’t need to worry about adjusting the level of risk in your portfolio as your retirement date approaches or rebalancing when market fluctuations throw off your portfolio’s asset allocation. These tasks are done for you automatically—and all at a low cost.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 13, 2012

Your Fund’s Performance at a Glance
September 30, 2011, Through March 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Target Retirement Income Fund	$11.22	$11.94	$0.160	$0.021
Target Retirement 2010 Fund	$21.91	$23.72	$0.596	$0.037
Target Retirement 2015 Fund	$11.91	$13.18	$0.313	$0.020
Target Retirement 2020 Fund	$20.83	$23.46	$0.513	$0.031
Target Retirement 2025 Fund	$11.71	$13.39	$0.291	$0.013
Target Retirement 2030 Fund	$19.81	$23.02	$0.468	$0.017

Asset Allocation on March 31, 2012
			Short-Term
	Stocks	Bonds	Reserves
Target Retirement Income Fund	30.3%	64.8%	4.9%
Target Retirement 2010 Fund	45.3%	53.5%	1.2%
Target Retirement 2015 Fund	56.6%	43.4%	0.0%
Target Retirement 2020 Fund	64.8%	35.2%	0.0%
Target Retirement 2025 Fund	72.3%	27.7%	0.0%
Target Retirement 2030 Fund	79.8%	20.2%	0.0%

Note: The Income Fund’s allocations do not change. As of March 31, 2012, international stock weightings for the Income, 2010, 2015, 2020, 2025, and 2030 Funds were 9%, 14%, 17%, 19%, 21%, and 24% of assets, respectively.

Target Retirement Income Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTINX
30-Day SEC Yield	2.44%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	44.9%
Vanguard Total Stock Market Index Fund
Investor Shares	21.3
Vanguard Inflation-Protected Securities
Fund Investor Shares	19.9
Vanguard Total International Stock Index
Fund Investor Shares	9.0
Vanguard Prime Money Market Fund
Investor Shares	4.9

Total Fund Volatility Measures
	Target	Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	1.00	0.01
Beta	0.99	0.20

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement Income Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.16%.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2012

Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; for short-term reserves, the Citigroup Three-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
Income Fund	10/27/2003	7.11%	5.30%	3.41%	2.21%	5.62%

See Financial Highlights for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (21.3%)
Vanguard Total Stock Market Index Fund Investor Shares	50,774,069	1,786,739

International Stock Fund (9.0%)
Vanguard Total International Stock Index Fund Investor Shares	51,533,081	753,414

Bond Funds (64.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	348,833,251	3,770,887
Vanguard Inflation-Protected Securities Fund Investor Shares	117,690,446	1,667,674
		5,438,561
Money Market Fund (4.9%)
Vanguard Prime Money Market Fund Investor Shares	414,918,812	414,919
Total Investment Companies (Cost $7,662,751)		8,393,633
Other Assets and Liabilities (0.0%)
Other Assets		34,349
Liabilities		(38,032)
		(3,683)
Net Assets (100%)
Applicable to 702,747,568 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,389,950
Net Asset Value Per Share		$11.94

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,703,002
Undistributed Net Investment Income		1,056
Accumulated Net Realized Losses		(44,990)
Unrealized Appreciation (Depreciation)		730,882
Net Assets		8,389,950

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	83,239
Net Investment Income—Note B	83,239
Realized Net Gain (Loss)
Capital Gain Distributions Received	28,571
Investment Securities Sold	6,078
Realized Net Gain (Loss)	34,649
Change in Unrealized Appreciation (Depreciation) of Investment Securities	313,297
Net Increase (Decrease) in Net Assets Resulting from Operations	431,185

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,239	113,850
Realized Net Gain (Loss)	34,649	26,169
Change in Unrealized Appreciation (Depreciation)	313,297	(11,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	431,185	128,442
Distributions
Net Investment Income	(84,182)	(113,803)
Realized Capital Gain[1]	(9,699)	(8,254)
Total Distributions	(93,881)	(122,057)
Capital Share Transactions
Issued	1,800,474	2,148,360
Issued in Connection with Acquisition of
Vanguard Target Retirement 2005 Fund—Note G	2,192,576	—
Issued in Lieu of Cash Distributions	89,987	116,593
Redeemed	(795,123)	(1,129,601)
Net Increase (Decrease) from Capital Share Transactions	3,287,914	1,135,352
Total Increase (Decrease)	3,635,218	1,141,737
Net Assets
Beginning of Period	4,764,732	3,622,995
End of Period[2]	8,389,950	4,764,732

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $9,699,000 and $8,254,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $1,056,000 and $1,999,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.22	$11.13	$10.49	$10.19	$11.08	$10.52
Investment Operations
Net Investment Income	.156	.303[1]	.288	.268	.427	.430[1]
Capital Gain Distributions Received	.036	.030[1]	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.709	.080	.640	.302	(.878)	.540
Total from Investment Operations	.901	.413	.928	.570	(.451)	.970
Distributions
Dividends from Net Investment Income	(.160)	(.299)	(.288)	(.270)	(.439)	(.410)
Distributions from Realized Capital Gains	(.021)	(.024)	—	—	—	—
Total Distributions	(.181)	(.323)	(.288)	(.270)	(.439)	(.410)
Net Asset Value, End of Period	$11.94	$11.22	$11.13	$10.49	$10.19	$11.08

Total Return[2]	8.08%	3.70%	8.97%	5.84%	-4.23%	9.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,390	$4,765	$3,623	$2,463	$2,046	$1,336
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%	0.21%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.65%	2.70%	2.78%	4.11%	4.03%
Portfolio Turnover Rate	8%	14%[3]	12%	29%[4]	14%	3%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement Income Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2011, the fund had available capital loss carryforwards totaling $11,953,000 to offset future net capital gains of through September 30, 2018. In addition, the fund realized losses of $3,623,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2012, are from the short-term gain distributions received from Total Bond Market II Index Fund.

The fund acquired additional realized losses of $46,279,000 to offset future net capital gains in connection with the acquisition of Vanguard Target Retirement 2005 Fund in February 2012 (see Note G); these losses have been reclassified from paid-in capital to accumulated net realized losses.

At March 31, 2012, the cost of investment securities for tax purposes was $7,662,751,000. Net unrealized appreciation of investment securities for tax purposes was $730,882,000, consisting of unrealized gains of $746,860,000 on securities that had risen in value since their purchase and $15,978,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $3,316,996,000 of investment securities, including $2,223,588,000 of securities acquired in connection with acquisition of Vanguard Target Retirement 2005 Fund, and sold $240,712,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	153,685	187,588
Issued in Connection with Acquisition of
Vanguard Target Retirement 2005 Fund	184,543	—
Issued in Lieu of Cash Distributions	7,716	10,255
Redeemed	(67,763)	(98,730)
Net Increase (Decrease) in Shares Outstanding	278,181	99,113

G. On February 10, 2012, the fund acquired all the net assets of Vanguard Target Retirement 2005 Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 184,543,000 shares of the fund for 177,808,000 shares of the Vanguard Target Retirement 2005 Fund outstanding as of the close of business on February 10, 2012. The Vanguard Target Retirement 2005 Fund’s net assets as of the close of business on February 10, 2012, of $2,192,576,000, including $237,489,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $5,956,166,000. The net assets of the fund immediately following the acquisition were $8,148,742,000.

Target Retirement Income Fund

Assuming that the acquisition had been completed on October 1, 2011, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2012, would be:

($000)
Net Investment Income	108,761
Realized Net Gain (Loss)	50,178
Change in Unrealized Appreciation (Depreciation)	431,913
Net Increase (Decrease) in Net Assets Resulting from Operations	590,852

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Target Retirement 2005 Fund that have been included in the fund’s statement of operations since February 10, 2012.

H. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Special 2012 tax information (unaudited) for Vanguard Target Retirement 2005 Fund

This information for the fiscal period ended February 10, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $14,128,000 of qualified dividend income to shareholders during the fiscal period.

For corporate shareholders, 8.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

Target Retirement 2010 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTENX
30-Day SEC Yield	2.36%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	41.2%
Vanguard Total Stock Market Index Fund
Investor Shares	31.8
Vanguard Total International Stock Index
Fund Investor Shares	13.5
Vanguard Inflation-Protected Securities
Fund Investor Shares	12.3
Vanguard Prime Money Market Fund
Investor Shares	1.2

Total Fund Volatility Measures
		DJ
	Target 2010	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.93
Beta	0.99	0.48
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2010 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.16%.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2012

Target 2010 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; for short-term reserves, the Citigroup Three-Month Treasury Bill Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2010 Fund	6/7/2006	6.22%	4.06%	2.48%	3.04%	5.52%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (31.8%)
Vanguard Total Stock Market Index Fund Investor Shares	50,905,646	1,791,370

International Stock Fund (13.5%)
Vanguard Total International Stock Index Fund Investor Shares	52,083,753	761,464

Bond Funds (53.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	214,710,797	2,321,024
Vanguard Inflation-Protected Securities Fund Investor Shares	48,999,166	694,318
		3,015,342
Money Market Funds (1.2%)
Vanguard Prime Money Market Fund Investor Shares	65,926,413	65,926
[1] Vanguard Market Liquidity Fund, 0.123%	7,109	7
		65,933
Total Investment Companies (Cost $5,157,226)		5,634,109
Other Assets and Liabilities (0.0%)
Other Assets		30,439
Liabilities		(33,108)
		(2,669)
Net Assets (100%)
Applicable to 237,372,516 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,631,440
Net Asset Value Per Share		$23.72

Target Retirement 2010 Fund

At March 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	5,197,882
Undistributed Net Investment Income	22,770
Accumulated Net Realized Losses	(66,095)
Unrealized Appreciation (Depreciation)	476,883
Net Assets	5,631,440

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	75,279
Net Investment Income—Note B	75,279
Realized Net Gain (Loss)
Capital Gain Distributions Received	23,070
Investment Securities Sold	12,121
Realized Net Gain (Loss)	35,191
Change in Unrealized Appreciation (Depreciation) of Investment Securities	442,307
Net Increase (Decrease) in Net Assets Resulting from Operations	552,777

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,279	116,426
Realized Net Gain (Loss)	35,191	(17,864)
Change in Unrealized Appreciation (Depreciation)	442,307	(1,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	552,777	96,664
Distributions
Net Investment Income	(132,211)	(100,684)
Realized Capital Gain[1]	(8,208)	(8,472)
Total Distributions	(140,419)	(109,156)
Capital Share Transactions
Issued	985,847	1,835,448
Issued in Lieu of Cash Distributions	138,772	107,920
Redeemed	(652,913)	(1,430,032)
Net Increase (Decrease) from Capital Share Transactions	471,706	513,336
Total Increase (Decrease)	884,064	500,844
Net Assets
Beginning of Period	4,747,376	4,246,532
End of Period[2]	5,631,440	4,747,376

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $8,208,000 and $8,472,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $22,770,000 and $79,702,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.91	$21.87	$20.39	$20.47	$23.54	$21.01
Investment Operations
Net Investment Income	.324	.560[1]	.520	.553	.744[1]	.730[1]
Capital Gain Distributions Received	.102	.056[1]	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.017	(.022)	1.455	.046	(3.354)	1.980
Total from Investment Operations	2.443	.594	1.975	.599	(2.610)	2.710
Distributions
Dividends from Net Investment Income	(.596)	(.511)	(.495)	(.679)	(.460)	(.180)
Distributions from Realized Capital Gains	(.037)	(.043)	—	—	—	—
Total Distributions	(.633)	(.554)	(.495)	(.679)	(.460)	(.180)
Net Asset Value, End of Period	$23.72	$21.91	$21.87	$20.39	$20.47	$23.54

Total Return[2]	11.31%	2.68%	9.83%	3.47%	-11.30%	12.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,631	$4,747	$4,247	$3,065	$2,567	$1,297
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%	0.21%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.46%	2.67%	3.15%	3.34%	3.26%
Portfolio Turnover Rate	14%	27%[3]	19%	41%[4]	18%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2010 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2011, the fund had available capital loss carryforwards totaling $47,220,000 to offset future net capital gains of $5,639,000 through September 30, 2017, $26,042,000 through September 30, 2018, and $15,539,000 through September 30, 2019. In addition, the fund realized losses of $29,938,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $5,157,226,000. Net unrealized appreciation of investment securities for tax purposes was $476,883,000, consisting of unrealized gains of $502,602,000 on securities that had risen in value since their purchase and $25,719,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $789,701,000 of investment securities and sold $357,427,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	42,830	80,703
Issued in Lieu of Cash Distributions	6,184	4,848
Redeemed	(28,296)	(63,101)
Net Increase (Decrease) in Shares Outstanding	20,718	22,450

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2015 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTXVX
30-Day SEC Yield	2.22%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	39.9%
Vanguard Total Stock Market Index Fund
Investor Shares	39.9
Vanguard Total International Stock Index
Fund Investor Shares	16.7
Vanguard Inflation-Protected Securities
Fund Investor Shares	3.5

Total Fund Volatility Measures
		DJ
	Target 2015	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.96
Beta	0.99	0.59
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2015 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.16%.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2012

Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2015 Fund	10/27/2003	5.51%	3.60%	2.54%	3.38%	5.92%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (39.9%)
Vanguard Total Stock Market Index Fund Investor Shares	176,463,752	6,209,759

International Stock Fund (16.7%)
Vanguard Total International Stock Index Fund Investor Shares	177,790,484	2,599,297

Bond Funds (43.4%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	574,796,809	6,213,553
Vanguard Inflation-Protected Securities Fund Investor Shares	38,002,867	538,501
		6,752,054
Total Investment Companies (Cost $13,908,471)		15,561,110
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $4,542)	4,542,000	4,542
Total Investments (100.0%) (Cost $13,913,013)		15,565,652
Other Assets and Liabilities (0.0%)
Other Assets		90,353
Liabilities		(89,849)
		504
Net Assets (100%)
Applicable to 1,181,403,330 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		15,566,156
Net Asset Value Per Share		$13.18

Target Retirement 2015 Fund

At March 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	13,922,326
Undistributed Net Investment Income	63,523
Accumulated Net Realized Losses	(72,332)
Unrealized Appreciation (Depreciation)	1,652,639
Net Assets	15,566,156

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	211,076
Net Investment Income—Note B	211,076
Realized Net Gain (Loss)
Capital Gain Distributions Received	61,580
Investment Securities Sold	21,185
Realized Net Gain (Loss)	82,765
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,555,958
Net Increase (Decrease) in Net Assets Resulting from Operations	1,849,799

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	211,076	311,191
Realized Net Gain (Loss)	82,765	68,394
Change in Unrealized Appreciation (Depreciation)	1,555,958	(276,867)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,849,799	102,718
Distributions
Net Investment Income	(356,688)	(288,841)
Realized Capital Gain[1]	(22,792)	(25,117)
Total Distributions	(379,480)	(313,958)
Capital Share Transactions
Issued	2,018,793	4,194,618
Issued in Lieu of Cash Distributions	375,871	311,203
Redeemed	(1,733,521)	(3,325,763)
Net Increase (Decrease) from Capital Share Transactions	661,143	1,180,058
Total Increase (Decrease)	2,131,462	968,818
Net Assets
Beginning of Period	13,434,694	12,465,876
End of Period[2]	15,566,156	13,434,694

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $22,792,000 and $25,117,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $63,523,000 and $209,135,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.91	$12.03	$11.21	$11.34	$13.49	$12.10
Investment Operations
Net Investment Income	.182	.283[1]	.285	.307	.380[1]	.380[1]
Capital Gain Distributions Received	.053	.031[1]	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.368	(.134)	.811	(.072)	(2.190)	1.320
Total from Investment Operations	1.603	.180	1.096	.235	(1.810)	1.700
Distributions
Dividends from Net Investment Income	(.313)	(.276)	(.276)	(.365)	(.340)	(.310)
Distributions from Realized Capital Gains	(.020)	(.024)	—	—	—	—
Total Distributions	(.333)	(.300)	(.276)	(.365)	(.340)	(.310)
Net Asset Value, End of Period	$13.18	$11.91	$12.03	$11.21	$11.34	$13.49

Total Return[2]	13.66%	1.40%	9.92%	2.66%	-13.75%	14.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,566	$13,435	$12,466	$9,507	$7,804	$6,619
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%	0.21%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.24%	2.62%	3.31%	3.02%	2.93%
Portfolio Turnover Rate	18%	27%[3]	19%	37%[4]	24%	5%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2015 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2011, the fund had available capital loss carryforwards totaling $27,719,000 to offset future net capital gains through September 30, 2018. In addition, the fund realized losses of $63,601,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2012, are from the short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $13,913,013,000. Net unrealized appreciation of investment securities for tax purposes was $1,652,639,000, consisting of unrealized gains of $1,742,195,000 on securities that had risen in value since their purchase and $89,556,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $1,855,437,000 of investment securities and sold $1,300,460,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	159,050	332,265
Issued in Lieu of Cash Distributions	30,534	25,097
Redeemed	(136,669)	(265,009)
Net Increase (Decrease) in Shares Outstanding	52,915	92,353

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2020 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTWNX
30-Day SEC Yield	2.13%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	45.4%
Vanguard Total Bond Market II Index Fund
Investor Shares	35.2
Vanguard Total International Stock Index
Fund Investor Shares	19.4

Total Fund Volatility Measures
		DJ
	Target 2020	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.68
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2020 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.16%.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2012

Target 2020 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2020 Fund	6/7/2006	4.97%	3.16%	2.21%	2.83%	5.04%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (45.4%)
Vanguard Total Stock Market Index Fund Investor Shares	183,037,018	6,441,073

International Stock Fund (19.3%)
Vanguard Total International Stock Index Fund Investor Shares	187,578,225	2,742,394

Bond Fund (35.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	461,401,699	4,987,752
Total Investment Companies (Cost $12,805,195)		14,171,219
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $6,101)	6,101,024	6,101
Total Investments (100.0%) (Cost $12,811,296)		14,177,320
Other Assets and Liabilities (0.0%)
Other Assets		91,350
Liabilities		(87,907)
		3,443
Net Assets (100%)
Applicable to 604,523,069 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,180,763
Net Asset Value Per Share		$23.46

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		12,813,679
Undistributed Net Investment Income		54,982
Accumulated Net Realized Losses		(53,922)
Unrealized Appreciation (Depreciation)		1,366,024
Net Assets		14,180,763

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	182,775
Net Investment Income—Note B	182,775
Realized Net Gain (Loss)
Capital Gain Distributions Received	45,477
Investment Securities Sold	32,302
Realized Net Gain (Loss)	77,779
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,524,210
Net Increase (Decrease) in Net Assets Resulting from Operations	1,784,764

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	182,775	229,705
Realized Net Gain (Loss)	77,779	(20,395)
Change in Unrealized Appreciation (Depreciation)	1,524,210	(332,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,784,764	(123,045)
Distributions
Net Investment Income	(281,924)	(195,538)
Realized Capital Gain[1]	(17,036)	(15,414)
Total Distributions	(298,960)	(210,952)
Capital Share Transactions
Issued	2,369,351	4,414,516
Issued in Lieu of Cash Distributions	296,988	209,835
Redeemed	(1,002,903)	(2,149,043)
Net Increase (Decrease) from Capital Share Transactions	1,663,436	2,475,308
Total Increase (Decrease)	3,149,240	2,141,311
Net Assets
Beginning of Period	11,031,523	8,890,212
End of Period[2]	14,180,763	11,031,523

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $17,036,000 and $15,414,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $54,982,000 and $154,131,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.83	$21.17	$19.66	$20.03	$24.15	$21.14
Investment Operations
Net Investment Income	.313	.473[1]	.510[1]	.539[1]	.619[1]	.600[1]
Capital Gain Distributions Received	.081	.044[1]	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.780	(.378)	1.440	(.360)	(4.329)	2.600
Total from Investment Operations	3.174	.139	1.950	.179	(3.710)	3.200
Distributions
Dividends from Net Investment Income	(.513)	(.444)	(.440)	(.549)	(.410)	(.190)
Distributions from Realized Capital Gains	(.031)	(.035)	—	—	—	—
Total Distributions	(.544)	(.479)	(.440)	(.549)	(.410)	(.190)
Net Asset Value, End of Period	$23.46	$20.83	$21.17	$19.66	$20.03	$24.15

Total Return[2]	15.45%	0.53%	10.04%	1.44%	-15.61%	15.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,181	$11,032	$8,890	$5,706	$3,859	$1,719
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%	0.21%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.11%	2.51%	3.19%	2.79%	2.61%
Portfolio Turnover Rate	9%	23%[3]	14%	27%[4]	15%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2020 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2011, the fund had available capital loss carryforwards totaling $32,992,000 to offset future net capital gains of $6,167,000 through September 30, 2017, $21,253,000 through September 30, 2018, and $5,572,000 through September 30, 2019. In addition, the fund realized losses of $40,268,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $12,811,296,000. Net unrealized appreciation of investment securities for tax purposes was $1,366,024,000, consisting of unrealized gains of $1,452,136,000 on securities that had risen in value since their purchase and $86,112,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $2,143,876,000 of investment securities and sold $553,289,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	105,774	196,781
Issued in Lieu of Cash Distributions	13,680	9,508
Redeemed	(44,598)	(96,606)
Net Increase (Decrease) in Shares Outstanding	74,856	109,683

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2025 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTTVX
30-Day SEC Yield	2.09%
Acquired Fund Fees and Expenses[1]	0.18%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	50.9%
Vanguard Total Bond Market II Index Fund
Investor Shares	27.7
Vanguard Total International Stock Index
Fund Investor Shares	21.4

Total Fund Volatility Measures
		DJ
	Target 2025	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.00	0.76
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2025 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.17%.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2012

Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2025 Fund	10/27/2003	4.50%	2.68%	2.30%	3.56%	5.86%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (50.9%)
Vanguard Total Stock Market Index Fund Investor Shares	262,256,327	9,228,800

International Stock Fund (21.3%)
Vanguard Total International Stock Index Fund Investor Shares	264,855,816	3,872,192

Bond Fund (27.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	465,165,286	5,028,437
Total Investment Companies (Cost $16,067,027)		18,129,429
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $9,078)	9,078,082	9,078
Total Investments (100.0%) (Cost $16,076,105)		18,138,507
Other Assets and Liabilities (0.0%)
Other Assets		74,154
Liabilities		(69,321)
		4,833
Net Assets (100%)
Applicable to 1,355,432,342 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		18,143,340
Net Asset Value Per Share		$13.39

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		16,095,986
Undistributed Net Investment Income		66,163
Accumulated Net Realized Losses		(81,211)
Unrealized Appreciation (Depreciation)		2,062,402
Net Assets		18,143,340

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	243,737
Net Investment Income—Note B	243,737
Realized Net Gain (Loss)
Capital Gain Distributions Received	47,682
Investment Securities Sold	25,091
Realized Net Gain (Loss)	72,773
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,286,272
Net Increase (Decrease) in Net Assets Resulting from Operations	2,602,782

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,737	315,625
Realized Net Gain (Loss)	72,773	775
Change in Unrealized Appreciation (Depreciation)	2,286,272	(492,656)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,602,782	(176,256)
Distributions
Net Investment Income	(378,247)	(289,553)
Realized Capital Gain[1]	(16,898)	(18,531)
Total Distributions	(395,145)	(308,084)
Capital Share Transactions
Issued	2,278,618	4,556,327
Issued in Lieu of Cash Distributions	391,525	305,363
Redeemed	(1,731,894)	(3,032,384)
Net Increase (Decrease) from Capital Share Transactions	938,249	1,829,306
Total Increase (Decrease)	3,145,886	1,344,966
Net Assets
Beginning of Period	14,997,454	13,652,488
End of Period[2]	18,143,340	14,997,454

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $16,898,000 and $18,531,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $66,163,000 and $200,673,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.71	$11.97	$11.11	$11.49	$14.26	$12.51
Investment Operations
Net Investment Income	.183	.257[1]	.262	.279	.307	.300
Capital Gain Distributions Received	.036	.020[1]	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.765	(.271)	.850	(.336)	(2.767)	1.740
Total from Investment Operations	1.984	.006	1.112	(.057)	(2.460)	2.040
Distributions
Dividends from Net Investment Income	(.291)	(.250)	(.252)	(.323)	(.310)	(.290)
Distributions from Realized Capital Gains	(.013)	(.016)	—	—	—	—
Total Distributions	(.304)	(.266)	(.252)	(.323)	(.310)	(.290)
Net Asset Value, End of Period	$13.39	$11.71	$11.97	$11.11	$11.49	$14.26

Total Return[2]	17.18%	-0.11%	10.12%	0.10%	-17.61%	16.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,143	$14,997	$13,652	$9,932	$7,769	$6,721
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.18%	0.18%	0.21%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.31%	2.01%	2.42%	3.09%	2.59%	2.43%
Portfolio Turnover Rate	13%	23%[3]	11%	21%[4]	17%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2025 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2011, the fund had available capital loss carryforwards totaling $7,742,000 to offset future net capital gains through September 30, 2018. In addition, the fund realized losses of $84,622,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $16,076,105,000. Net unrealized appreciation of investment securities for tax purposes was $2,062,402,000, consisting of unrealized gains of $2,213,046,000 on securities that had risen in value since their purchase and $150,644,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $1,925,238,000 of investment securities and sold $1,090,155,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	178,931	356,359
Issued in Lieu of Cash Distributions	31,883	24,235
Redeemed	(136,539)	(239,602)
Net Increase (Decrease) in Shares Outstanding	74,275	140,992

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2030 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTHRX
30-Day SEC Yield	2.06%
Acquired Fund Fees and Expenses[1]	0.18%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	56.0%
Vanguard Total International Stock Index
Fund Investor Shares	23.8
Vanguard Total Bond Market II Index Fund
Investor Shares	20.2

Total Fund Volatility Measures
		DJ
	Target 2030	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.00	0.84
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2030 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.17%.

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2012

Target 2030 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2030 Fund	6/7/2006	4.03%	2.22%	2.01%	2.48%	4.49%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (55.8%)
Vanguard Total Stock Market Index Fund Investor Shares	176,401,677	6,207,575

International Stock Fund (23.8%)
Vanguard Total International Stock Index Fund Investor Shares	180,906,743	2,644,857

Bond Fund (20.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	207,791,466	2,246,226
Total Investment Companies (Cost $9,878,477)		11,098,658
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $5,860)	5,860,344	5,860
Total Investments (99.9%) (Cost $9,884,337)		11,104,518
Other Assets and Liabilities (0.1%)
Other Assets		47,641
Liabilities		(40,804)
		6,837
Net Assets (100%)
Applicable to 482,709,590 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,111,355
Net Asset Value Per Share		$23.02

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		9,864,765
Undistributed Net Investment Income		37,555
Accumulated Net Realized Losses		(11,146)
Unrealized Appreciation (Depreciation)		1,220,181
Net Assets		11,111,355

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	142,832
Net Investment Income—Note B	142,832
Realized Net Gain (Loss)
Capital Gain Distributions Received	19,986
Investment Securities Sold	18,765
Realized Net Gain (Loss)	38,751
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,460,832
Net Increase (Decrease) in Net Assets Resulting from Operations	1,642,415

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	142,832	155,961
Realized Net Gain (Loss)	38,751	(14,238)
Change in Unrealized Appreciation (Depreciation)	1,460,832	(402,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,642,415	(260,989)
Distributions
Net Investment Income	(204,000)	(132,260)
Realized Capital Gain[1]	(7,410)	(7,366)
Total Distributions	(211,410)	(139,626)
Capital Share Transactions
Issued	1,942,597	3,465,536
Issued in Lieu of Cash Distributions	209,803	138,834
Redeemed	(716,600)	(1,491,969)
Net Increase (Decrease) from Capital Share Transactions	1,435,800	2,112,401
Total Increase (Decrease)	2,866,805	1,711,786
Net Assets
Beginning of Period	8,244,550	6,532,764
End of Period[2]	11,111,355	8,244,550

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $7,410,000 and $7,366,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $37,555,000 and $98,723,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.81	$20.36	$18.84	$19.63	$24.74	$21.25
Investment Operations
Net Investment Income	.309	.398	.453[1]	.466[1]	.522[1]	.490[1]
Capital Gain Distributions Received	.042	.011	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	3.344	(.542)	1.453	(.793)	(5.262)	3.190
Total from Investment Operations	3.695	(.133)	1.906	(.327)	(4.740)	3.680
Distributions
Dividends from Net Investment Income	(.468)	(.395)	(.386)	(.463)	(.370)	(.190)
Distributions from Realized Capital Gains	(.017)	(.022)	—	—	—	—
Total Distributions	(.485)	(.417)	(.386)	(.463)	(.370)	(.190)
Net Asset Value, End of Period	$23.02	$19.81	$20.36	$18.84	$19.63	$24.74

Total Return[2]	18.90%	-0.83%	10.21%	-1.13%	-19.43%	17.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,111	$8,245	$6,533	$4,003	$2,359	$1,103
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.18%	0.19%	0.21%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.28%	1.91%	2.32%	2.92%	2.35%	2.10%
Portfolio Turnover Rate	3%	19%[3]	9%	13%[4]	6%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2030 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $18,959,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $9,884,337,000. Net unrealized appreciation of investment securities for tax purposes was $1,220,181,000, consisting of unrealized gains of $1,309,149,000 on securities that had risen in value since their purchase and $88,968,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $1,540,289,000 of investment securities and sold $156,772,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	89,451	157,714
Issued in Lieu of Cash Distributions	10,019	6,410
Redeemed	(32,888)	(68,807)
Net Increase (Decrease) in Shares Outstanding	66,582	95,317

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2011	3/31/2012	Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$1,080.78	$0.83
Target Retirement 2010 Fund	$1,000.00	$1,113.15	$0.85
Target Retirement 2015 Fund	$1,000.00	$1,136.57	$0.85
Target Retirement 2020 Fund	$1,000.00	$1,154.48	$0.86
Target Retirement 2025 Fund	$1,000.00	$1,171.77	$0.92
Target Retirement 2030 Fund	$1,000.00	$1,188.95	$0.93
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.20	$0.81
Target Retirement 2010 Fund	$1,000.00	$1,024.20	$0.81
Target Retirement 2015 Fund	$1,000.00	$1,024.20	$0.81
Target Retirement 2020 Fund	$1,000.00	$1,024.20	$0.81
Target Retirement 2025 Fund	$1,000.00	$1,024.15	$0.86
Target Retirement 2030 Fund	$1,000.00	$1,024.15	$0.86

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.16%, 0.16%, 0.16%, 0.16%, 0.17%, and 0.17%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average. Information about the funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for Commu-
Vanguard Group since 2008; Director of Vanguard	nication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Director of
Vanguard Group (1995–2008).	Carnegie Corporation of New York, Schuylkill River
Development Corporation, and Greater Philadelphia
IndependentTrustees	Chamber of Commerce; Trustee of the National
Constitution Center; Chair of the Presidential
Emerson U. Fullwood	Commission for the Study of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation;
Alfred M. Rankin, Jr.	Principal of The Vanguard Group (1997–2006).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082 052012

Semiannual Report | March 31, 2012

Vanguard Target Retirement Funds

Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund

> Global stock markets rallied during the six-month period ended March 31, 2012, buoyed by signs of a strengthening global economy and an easing of Europe’s debt troubles.

> The U.S. taxable bond market weakened during the period, as investors with renewed optimism about stocks shifted away from bonds.

> All of the Vanguard Target Retirement Funds covered in this report posted positive results for the period; those funds with the highest stock allocations produced the strongest returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Target Retirement 2035 Fund.	7
Target Retirement 2040 Fund.	15
Target Retirement 2045 Fund.	23
Target Retirement 2050 Fund.	31
Target Retirement 2055 Fund.	39
Target Retirement 2060 Fund.	47
About Your Fund’s Expenses.	56
Trustees Approve Advisory Arrangement.	58
Glossary.	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended March 31, 2012
Total
Returns
Vanguard Target Retirement 2035 Fund	20.63%
Target 2035 Composite Index	20.58
Mixed-Asset Target 2035 Funds Average	19.25
Mixed-Asset Target 2035 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2040 Fund	21.10%
Target 2040 Composite Index	21.05
Mixed-Asset Target 2040 Funds Average	19.47
Mixed-Asset Target 2040 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2045 Fund	21.10%
Target 2045 Composite Index	21.05
Mixed-Asset Target 2045 Funds Average	20.97
Mixed-Asset Target 2045 Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2050 Fund	21.11%
Target 2050 Composite Index	21.05
Mixed-Asset Target 2050+ Funds Average	20.50
Mixed-Asset Target 2050+ Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2055 Fund	21.17%
Target 2055 Composite Index	21.05
Mixed-Asset Target 2050+ Funds Average	20.50
Mixed-Asset Target 2050+ Funds Average: Derived from data provided by Lipper Inc.

Vanguard Target Retirement 2060 Fund (Inception: 1/19/2012)	6.30%
Target 2060 Composite Index	6.54
Mixed-Asset Target 2050+ Funds Average	6.10
Mixed-Asset Target 2050+ Funds Average: Derived from data provided by Lipper Inc.

Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; and for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index.

Investments in Target Retirement Funds are subject to the risks of their underlying funds. The year in the fund name refers to the approximate year (the target date) when an investor in the fund would retire and leave the work force. The fund will gradually shift its emphasis from more aggressive investments to more conservative ones based on its target date. An investment in a Target Retirement Fund is not guaranteed at any time, including on or after the target date.

1

Chairman’s Letter

Dear Shareholder,

During the six months ended March 31, 2012, global stock markets advanced as the U.S. economy showed signs of growth and investors became less concerned about the Eurozone’s debt troubles. The renewed optimism had investors turning toward stocks and away from more conservative fixed income investments, leading to relatively weak returns in the bond market.

The six Vanguard Target Retirement Funds covered in this report posted strong returns for the period. (The Income Fund and the 2010 through 2030 Funds are covered in a separate report.)

You may already be aware that in January, Vanguard launched the Target Retirement 2060 Fund. As with all of Vanguard’s Target Retirement Funds, the 2060 Fund will provide age-appropriate exposure to domestic and international stocks and domestic bonds in a single low-cost, index-based vehicle. The fund is appropriate for people who plan to retire and leave the workforce in or within a few years of 2060—investors who are roughly 18 to 20 years old now.

2

A surge of optimism fueled
a powerful global rally in stocks
During the past six months, optimism displaced the apprehension that had restrained stock prices through summer 2011. The broad U.S. stock market returned more than 26%. Markets abroad returned 15.37%. Investors’ good spirits reflected confidence that the slow, grinding economic expansion in the United States was at last gathering momentum and that Europe’s debt crisis could be contained.

By the end of the period, however, that confidence had begun to evaporate in the face of ambiguous economic reports and renewed concern about Europe. The abrupt mood swing was consistent with the financial markets’ volatility since the 2008–2009 financial crisis.

For most bonds except munis,
six-month returns were subdued
The broad taxable bond market produced a modest six-month return of 1.43%. In general, interest rates remained more or less steady at very low levels. In some segments of the bond market, however, yields crept lower still, boosting bond prices. The broad municipal bond market, for example, produced a solid six-month return of 3.91% as investors bid up muni prices.

Market Barometer

			Total Returns
		Periods Ended March 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	26.27%	7.86%	2.19%
Russell 2000 Index (Small-caps)	29.83	-0.18	2.13
Dow Jones U.S. Total Stock Market Index	26.60	7.16	2.47
MSCI All Country World Index ex USA (International)	15.37	-7.18	-1.56

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.43%	7.71%	6.25%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.91	12.07	5.42
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	1.11

CPI
Consumer Price Index	1.10%	2.65%	2.24%

3

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Domestic stocks drove
funds’ strong performance
Vanguard Target Retirement Funds are a series of life-cycle funds that use a targeted maturity approach to accommodate investors’ different objectives, time horizons, and changing risk tolerances. These “funds of funds” shift from a growth-oriented, stock-heavy asset allocation to an emphasis on income- generating fixed income securities as the investor’s retirement date—the “target date”—approaches.

Considering the investment environment, it’s not surprising that the funds with the highest allocation to stocks produced the strongest returns for the most recent six-month period. The 2060 Fund, as I mentioned, launched in mid-January, so we don’t yet have a full six months of performance recorded. Still, during its short 2½ months of operation, the fund returned a solid 6.30%.

The 2055 Fund, 2050 Fund, 2045 Fund, and 2040 Fund all have about 90% of their assets in stocks and about 10% in bonds. The funds all returned just over 21% for the six months. The 2035 Fund, which has slightly less in stocks—about 87% of assets—returned 20.63% for the period.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
Target Retirement 2035 Fund	0.19%	0.54%
Target Retirement 2040 Fund	0.19	0.63
Target Retirement 2045 Fund	0.19	0.54
Target Retirement 2050 Fund	0.19	0.62
Target Retirement 2055 Fund	0.19	0.62
Target Retirement 2060 Fund	0.18	0.62

The fund expense figures shown—drawn from the prospectus dated January 26, 2012—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.18% for the 2035 Fund, 0.18% for the 2040 Fund, 0.18% for the 2045 Fund, 0.18% for the 2050 Fund, 0.18% for the 2055 Fund, and 0.18% (annualized since inception) for the 2060 Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the 2035 Fund, Mixed-Asset Target 2035 Funds; for the 2040 Fund, Mixed-Asset Target 2040 Funds; for the 2045 Fund, Mixed-Asset Target 2045 Funds; for the 2050, 2055, and 2060 Funds, Mixed-Asset Target 2050+ Funds.

4

Of course, these returns reflect the performance of the underlying portfolios that make up these Target Retirement Funds: Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Total Bond Market II Index Fund.

Vanguard Total Stock Market Index Fund was the strongest performer of the trio, returning an impressive 26.55% for the six-month period. (Returns for the underlying funds are for Investor Shares.) Vanguard Total International Stock Index Fund, which invests in stocks of both developed and emerging international economies, gained 16.66%. Weakness in the bond market weighed on Vanguard Total Bond Market II Index Fund, which returned 1.18%.

Investing isn’t your hobby?
Try a simpler approach
There’s no doubt that the stock market’s recent returns have been encouraging. However, new weakness in the bond market serves as a reminder that we can never be certain where the financial markets are headed next.

For this reason, Vanguard believes investors are best served by maintaining a diversified, balanced investment plan. The equity portion of a balanced portfolio can offer investors the opportunity for long-term growth. In more volatile times, bonds and short-term investments can help provide a cushion from dramatic swings in the stock market.

Vanguard’s Target Retirement Funds can help simplify the process of creating and maintaining such a balanced portfolio. By design, these funds offer a diversified investment approach in a single fund, while transferring the complexities of portfolio management to the fund’s investment manager. As an investor, you don’t need to worry about adjusting the level of risk in your portfolio as your retirement date approaches or rebalancing when market fluctuations throw off your portfolio’s asset allocation. These tasks are done for you automatically—and at a low cost.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 17, 2012

5

Your Fund’s Performance at a Glance
September 30, 2011, Through March 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Target Retirement 2035 Fund	$11.77	$13.88	$0.281	$0.006
Target Retirement 2040 Fund	$19.26	$22.82	$0.444	$0.009
Target Retirement 2045 Fund	$12.10	$14.33	$0.286	$0.005
Target Retirement 2050 Fund	$19.17	$22.72	$0.439	$0.008
Target Retirement 2055 Fund	$20.45	$24.33	$0.391	$0.013
Target Retirement 2060 Fund
(Inception: 1/19/2012)	$20.00	$21.26	$0.000	$0.000

Asset Allocation on March 31, 2012
			Short-Term
	Stocks	Bonds	Reserves
Target Retirement 2035 Fund	87.2%	12.8%	0.0%
Target Retirement 2040 Fund	89.8%	10.2%	0.0%
Target Retirement 2045 Fund	89.8%	10.2%	0.0%
Target Retirement 2050 Fund	90.0%	10.0%	0.0%
Target Retirement 2055 Fund	90.0%	10.0%	0.0%
Target Retirement 2060 Fund	90.0%	10.0%	0.0%

Note: As of March 31, 2012, international stock weightings for the 2035, 2040, 2045, 2050, 2055, and 2060 Funds were 26%, 27%, 27%, 27%, 27%, and 27% of assets, respectively.

6

Target Retirement 2035 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTTHX
30-Day SEC Yield	2.02%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	61.2%
Vanguard Total International Stock Index
Fund Investor Shares	26.0
Vanguard Total Bond Market II Index Fund
Investor Shares	12.8

Total Fund Volatility Measures
		DJ
	Target 2035	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.01	0.92
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2035 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.18%.

7

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2012

Target 2035 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2035 Fund	10/27/2003	3.49%	1.99%	2.10%	4.02%	6.12%

See Financial Highlights for dividend and capital gains information.

8

Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (61.2%)
Vanguard Total Stock Market Index Fund Investor Shares	222,825,973	7,841,246

International Stock Fund (26.0%)
Vanguard Total International Stock Index Fund Investor Shares	227,729,953	3,329,412

Bond Fund (12.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	151,227,921	1,634,774
Total Investment Companies (Cost $11,235,185)		12,805,432
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $7,480)	7,479,963	7,480
Total Investments (100.0%) (Cost $11,242,665)		12,812,912
Other Assets and Liabilities (0.0%)
Other Assets		41,198
Liabilities		(38,075)
		3,123
Net Assets (100%)
Applicable to 923,197,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		12,816,035
Net Asset Value Per Share		$13.88

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		11,274,647
Undistributed Net Investment Income		40,311
Accumulated Net Realized Losses		(69,170)
Unrealized Appreciation (Depreciation)		1,570,247
Net Assets		12,816,035

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

9

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	173,480
Net Investment Income—Note B	173,480
Realized Net Gain (Loss)
Capital Gain Distributions Received	14,954
Investment Securities Sold	13,361
Realized Net Gain (Loss)	28,315
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,933,402
Net Increase (Decrease) in Net Assets Resulting from Operations	2,135,197

See accompanying Notes, which are an integral part of the Financial Statements.

10

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	173,480	196,416
Realized Net Gain (Loss)	28,315	1,505
Change in Unrealized Appreciation (Depreciation)	1,933,402	(502,631)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,135,197	(304,710)
Distributions
Net Investment Income	(249,484)	(181,829)
Realized Capital Gain[1]	(5,327)	(40,834)
Total Distributions	(254,811)	(222,663)
Capital Share Transactions
Issued	1,690,160	3,401,770
Issued in Lieu of Cash Distributions	252,543	220,834
Redeemed	(1,246,368)	(2,078,454)
Net Increase (Decrease) from Capital Share Transactions	696,335	1,544,150
Total Increase (Decrease)	2,576,721	1,016,777
Net Assets
Beginning of Period	10,239,314	9,222,537
End of Period[2]	12,816,035	10,239,314

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $5,327,000 and $9,246,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $40,311,000 and $116,315,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Target Retirement 2035 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.77	$12.22	$11.31	$11.90	$15.25	$13.18
Investment Operations
Net Investment Income	.191	.235	.250	.273[1]	.293	.270
Capital Gain Distributions Received	.017	.006	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.189	(.402)	.898	(.564)	(3.353)	2.060
Total from Investment Operations	2.397	(.161)	1.148	(.291)	(3.060)	2.330
Distributions
Dividends from Net Investment Income	(.281)	(.236)	(.238)	(.299)	(.290)	(.260)
Distributions from Realized Capital Gains	(.006)	(.053)	—	—	—	—
Total Distributions	(.287)	(.289)	(.238)	(.299)	(.290)	(.260)
Net Asset Value, End of Period	$13.88	$11.77	$12.22	$11.31	$11.90	$15.25

Total Return[2]	20.63%	-1.55%	10.24%	-1.85%	-20.42%	17.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,816	$10,239	$9,223	$6,780	$5,030	$4,553
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.19%	0.19%	0.21%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.25%	1.81%	2.24%	2.88%	2.28%	2.09%
Portfolio Turnover Rate	10%	18%[3]	6%	9%[4]	10%	1%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

13

Target Retirement 2035 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $59,672,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $11,242,665,000. Net unrealized appreciation of investment securities for tax purposes was $1,570,247,000, consisting of unrealized gains of $1,708,747,000 on securities that had risen in value since their purchase and $138,500,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $1,185,885,000 of investment securities and sold $555,258,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	129,255	257,014
Issued in Lieu of Cash Distributions	20,171	16,883
Redeemed	(95,965)	(158,773)
Net Increase (Decrease) in Shares Outstanding	53,461	115,124

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

14

Target Retirement 2040 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VFORX
30-Day SEC Yield	2.01%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	62.9%
Vanguard Total International Stock Index
Fund Investor Shares	26.9
Vanguard Total Bond Market II Index Fund
Investor Shares	10.2

Total Fund Volatility Measures
		DJ
	Target 2040	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.01	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2040 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.18%.

15

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2012

Target 2040 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2040 Fund	6/7/2006	3.48%	2.07%	1.93%	2.36%	4.29%

See Financial Highlights for dividend and capital gains information.

16

Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	124,445,415	4,379,234

International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	127,789,661	1,868,285

Bond Fund (10.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	65,659,285	709,777
Total Investment Companies (Cost $6,111,318)		6,957,296
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $5,697)	5,697,000	5,697
Total Investments (100.0%) (Cost $6,117,015)		6,962,993
Other Assets and Liabilities (0.0%)
Other Assets		29,752
Liabilities		(29,209)
		543
Net Assets (100%)
Applicable to 305,115,934 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,963,536
Net Asset Value Per Share		$22.82

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,097,017
Undistributed Net Investment Income		21,210
Accumulated Net Realized Losses		(669)
Unrealized Appreciation (Depreciation)		845,978
Net Assets		6,963,536

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	89,211
Net Investment Income—Note B	89,211
Realized Net Gain (Loss)
Capital Gain Distributions Received	6,250
Investment Securities Sold	9,763
Realized Net Gain (Loss)	16,013
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,012,790
Net Increase (Decrease) in Net Assets Resulting from Operations	1,118,014

See accompanying Notes, which are an integral part of the Financial Statements.

18

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,211	88,335
Realized Net Gain (Loss)	16,013	27,057
Change in Unrealized Appreciation (Depreciation)	1,012,790	(344,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,118,014	(229,372)
Distributions
Net Investment Income	(121,325)	(74,229)
Realized Capital Gain[1]	(2,459)	(14,523)
Total Distributions	(123,784)	(88,752)
Capital Share Transactions
Issued	1,342,224	2,363,000
Issued in Lieu of Cash Distributions	122,539	88,014
Redeemed	(472,611)	(986,609)
Net Increase (Decrease) from Capital Share Transactions	992,152	1,464,405
Total Increase (Decrease)	1,986,382	1,146,281
Net Assets
Beginning of Period	4,977,154	3,830,873
End of Period[2]	6,963,536	4,977,154

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $2,459,000 and $14,523,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $21,210,000 and $53,324,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Target Retirement 2040 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.26	$20.03	$18.52	$19.36	$24.70	$21.13
Investment Operations
Net Investment Income	.308	.369	.393	.435[1]	.494[1]	.460[1]
Capital Gain Distributions Received	.023	.006	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	3.682	(.705)	1.485	(.849)	(5.464)	3.290
Total from Investment Operations	4.013	(.330)	1.878	(.414)	(4.970)	3.750
Distributions
Dividends from Net Investment Income	(.444)	(.368)	(.368)	(.426)	(.370)	(.180)
Distributions from Realized Capital Gains	(.009)	(.072)	—	—	—	—
Total Distributions	(.453)	(.440)	(.368)	(.426)	(.370)	(.180)
Net Asset Value, End of Period	$22.82	$19.26	$20.03	$18.52	$19.36	$24.70

Total Return[2]	21.10%	-1.87%	10.23%	-1.61%	-20.40%	17.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,964	$4,977	$3,831	$2,330	$1,199	$513
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.19%	0.19%	0.21%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.24%	1.79%	2.23%	2.78%	2.24%	1.99%
Portfolio Turnover Rate	1%	15%[3]	7%	9%[4]	4%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

21

Target Retirement 2040 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $3,340,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $6,117,015,000. Net unrealized appreciation of investment securities for tax purposes was $845,978,000, consisting of unrealized gains of $905,715,000 on securities that had risen in value since their purchase and $59,737,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $1,007,531,000 of investment securities and sold $40,522,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	62,751	108,785
Issued in Lieu of Cash Distributions	5,969	4,097
Redeemed	(22,081)	(45,683)
Net Increase (Decrease) in Shares Outstanding	46,639	67,199

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

Target Retirement 2045 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTIVX
30-Day SEC Yield	2.01%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	62.9%
Vanguard Total International Stock Index
Fund Investor Shares	26.9
Vanguard Total Bond Market II Index Fund
Investor Shares	10.2

Total Fund Volatility Measures
		DJ
	Target 2045	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.01	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2045 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.18%.

23

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2012

Target 2045 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2045 Fund	10/27/2003	3.49%	2.04%	2.04%	4.47%	6.51%

See Financial Highlights for dividend and capital gains information.

24

Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	129,480,771	4,556,428

International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	133,001,779	1,944,486

Bond Fund (10.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	68,321,140	738,552
Total Investment Companies (Cost $6,343,363)		7,239,466
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $4,023)	4,022,657	4,023
Total Investments (99.9%) (Cost $6,347,386)		7,243,489
Other Assets and Liabilities (0.1%)
Other Assets		28,603
Liabilities		(23,331)
		5,272
Net Assets (100%)
Applicable to 505,863,191 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,248,761
Net Asset Value Per Share		$14.33

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,363,436
Undistributed Net Investment Income		21,970
Accumulated Net Realized Losses		(32,748)
Unrealized Appreciation (Depreciation)		896,103
Net Assets		7,248,761

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	98,022
Net Investment Income—Note B	98,022
Realized Net Gain (Loss)
Capital Gain Distributions Received	6,866
Investment Securities Sold	15,729
Realized Net Gain (Loss)	22,595
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,102,459
Net Increase (Decrease) in Net Assets Resulting from Operations	1,223,076

See accompanying Notes, which are an integral part of the Financial Statements.

26

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,022	106,266
Realized Net Gain (Loss)	22,595	7,614
Change in Unrealized Appreciation (Depreciation)	1,102,459	(321,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,223,076	(207,263)
Distributions
Net Investment Income	(138,613)	(97,564)
Realized Capital Gain[1]	(2,423)	(41,929)
Total Distributions	(141,036)	(139,493)
Capital Share Transactions
Issued	1,171,798	2,176,140
Issued in Lieu of Cash Distributions	140,029	138,621
Redeemed	(847,043)	(1,184,181)
Net Increase (Decrease) from Capital Share Transactions	464,784	1,130,580
Total Increase (Decrease)	1,546,824	783,824
Net Assets
Beginning of Period	5,701,937	4,918,113
End of Period[2]	7,248,761	5,701,937

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $2,423,000 and $20,965,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $21,970,000 and $62,561,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Target Retirement 2045 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.10	$12.64	$11.70	$12.29	$15.75	$13.60
Investment Operations
Net Investment Income	.196	.237	.257	.281[1]	.303	.280
Capital Gain Distributions Received	.014	.005	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.311	(.436)	.929	(.570)	(3.463)	2.130
Total from Investment Operations	2.521	(.194)	1.186	(.289)	(3.160)	2.410
Distributions
Dividends from Net Investment Income	(.286)	(.242)	(.246)	(.301)	(.300)	(.250)
Distributions from Realized Capital Gains	(.005)	(.104)	—	—	—	(.010)
Total Distributions	(.291)	(.346)	(.246)	(.301)	(.300)	(.260)
Net Asset Value, End of Period	$14.33	$12.10	$12.64	$11.70	$12.29	$15.75

Total Return[2]	21.10%	-1.82%	10.23%	-1.77%	-20.42%	17.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,249	$5,702	$4,918	$3,560	$2,493	$2,204
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.19%	0.19%	0.21%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.24%	1.79%	2.24%	2.86%	2.28%	2.08%
Portfolio Turnover Rate	11%	16%[3]	6%	10%[4]	9%	1%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

29

Target Retirement 2045 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $34,303,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $6,347,386,000. Net unrealized appreciation of investment securities for tax purposes was $896,103,000 consisting of unrealized gains of $976,616,000 on securities that had risen in value since their purchase and $80,513,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $794,563,000 of investment securities and sold $364,939,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	87,089	159,565
Issued in Lieu of Cash Distributions	10,863	10,276
Redeemed	(63,478)	(87,425)
Net Increase (Decrease) in Shares Outstanding	34,474	82,416

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Target Retirement 2050 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VFIFX
30-Day SEC Yield	2.01%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	63.0%
Vanguard Total International Stock Index
Fund Investor Shares	27.0
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Total Fund Volatility Measures
		DJ
	Target 2050	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.01	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2050 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.18%.

31

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2012

Target 2050 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
2050 Fund	6/7/2006	3.46%	2.04%	1.95%	2.42%	4.37%

See Financial Highlights for dividend and capital gains information.

32

Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	52,715,218	1,855,049

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	54,445,435	795,992

Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	27,364,713	295,813
Total Investment Companies (Cost $2,580,151)		2,946,854
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $2,120)	2,120,326	2,120
Total Investments (100.0%) (Cost $2,582,271)		2,948,974
Other Assets and Liabilities (0.0%)
Other Assets		16,471
Liabilities		(15,665)
		806
Net Assets (100%)
Applicable to 129,831,824 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,949,780
Net Asset Value Per Share		$22.72

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		2,580,782
Undistributed Net Investment Income		8,847
Accumulated Net Realized Losses		(6,552)
Unrealized Appreciation (Depreciation)		366,703
Net Assets		2,949,780

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

33

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	37,528
Net Investment Income—Note B	37,528
Realized Net Gain (Loss)
Capital Gain Distributions Received	2,605
Investment Securities Sold	581
Realized Net Gain (Loss)	3,186
Change in Unrealized Appreciation (Depreciation) of Investment Securities	426,259
Net Increase (Decrease) in Net Assets Resulting from Operations	466,973

See accompanying Notes, which are an integral part of the Financial Statements.

34

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,528	36,062
Realized Net Gain (Loss)	3,186	24,874
Change in Unrealized Appreciation (Depreciation)	426,259	(159,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	466,973	(98,888)
Distributions
Net Investment Income	(50,671)	(30,163)
Realized Capital Gain[1]	(923)	(19,891)
Total Distributions	(51,594)	(50,054)
Capital Share Transactions
Issued	672,859	1,174,424
Issued in Lieu of Cash Distributions	51,071	49,545
Redeemed	(263,662)	(518,202)
Net Increase (Decrease) from Capital Share Transactions	460,268	705,767
Total Increase (Decrease)	875,647	556,825
Net Assets
Beginning of Period	2,074,133	1,517,308
End of Period[2]	2,949,780	2,074,133

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $923,000 and $10,109,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $8,847,000 and $21,990,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Target Retirement 2050 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.17	$20.10	$18.58	$19.43	$24.79	$21.24
Investment Operations
Net Investment Income	.304	.360	.399	.431[1]	.503[1]	.480[1]
Capital Gain Distributions Received	.022	.006	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	3.671	(.682)	1.492	(.866)	(5.493)	3.290
Total from Investment Operations	3.997	(.316)	1.891	(.435)	(4.990)	3.770
Distributions
Dividends from Net Investment Income	(.439)	(.370)	(.371)	(.415)	(.370)	(.220)
Distributions from Realized Capital Gains	(.008)	(.244)	—	—	—	—
Total Distributions	(.447)	(.614)	(.371)	(.415)	(.370)	(.220)
Net Asset Value, End of Period	$22.72	$19.17	$20.10	$18.58	$19.43	$24.79

Total Return[2]	21.11%	-1.89%	10.26%	-1.73%	-20.41%	17.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,950	$2,074	$1,517	$924	$409	$192
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.19%	0.19%	0.21%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.25%	1.79%	2.21%	2.74%	2.27%	2.04%
Portfolio Turnover Rate	4%	15%[3]	10%	8%[4]	4%	2%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2008–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

37

Target Retirement 2050 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $7,663,000 during the period from November 1, 2010, through September 30, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2012. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $2,582,271,000. Net unrealized appreciation of investment securities for tax purposes was $366,703,000, consisting of unrealized gains of $389,272,000 on securities that had risen in value since their purchase and $22,569,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $498,628,000 of investment securities and sold $48,410,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	31,537	54,294
Issued in Lieu of Cash Distributions	2,499	2,317
Redeemed	(12,421)	(23,901)
Net Increase (Decrease) in Shares Outstanding	21,615	32,710

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

38

Target Retirement 2055 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VFFVX
30-Day SEC Yield	2.01%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	62.9%
Vanguard Total International Stock Index
Fund Investor Shares	27.1
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2055 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2012, the annualized acquired fund fees and expenses were 0.18%.

39

Target Retirement 2055 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 18, 2010, Through March 31, 2012

Target 2055 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the six months ended March 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Target Retirement
2055 Fund	8/18/2010	3.68%	1.80%	13.04%	14.84%

See Financial Highlights for dividend and capital gains information.

40

Target Retirement 2055 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	4,480,824	157,680

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	4,637,623	67,802

Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	2,319,186	25,070
Total Investment Companies (Cost $237,010)		250,552
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 0.123% (Cost $859)	858,767	859
Total Investments (100.3%) (Cost $237,869)		251,411
Other Assets and Liabilities (-0.3%)
Other Assets		2,623
Liabilities		(3,443)
		(820)
Net Assets (100%)
Applicable to 10,299,134 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		250,591
Net Asset Value Per Share		$24.33

At March 31, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		236,209
Undistributed Net Investment Income		721
Accumulated Net Realized Gains		119
Unrealized Appreciation (Depreciation)		13,542
Net Assets		250,591

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Target Retirement 2055 Fund

Statement of Operations

Six Months Ended
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	2,680
Net Investment Income—Note B	2,680
Realized Net Gain (Loss)
Capital Gain Distributions Received	186
Investment Securities Sold	228
Realized Net Gain (Loss)	414
Change in Unrealized Appreciation (Depreciation) of Investment Securities	29,495
Net Increase (Decrease) in Net Assets Resulting from Operations	32,589

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2055 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,680	1,085
Realized Net Gain (Loss)	414	(164)
Change in Unrealized Appreciation (Depreciation)	29,495	(16,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,589	(15,088)
Distributions
Net Investment Income	(2,904)	(146)
Realized Capital Gain[1]	(97)	(34)
Total Distributions	(3,001)	(180)
Capital Share Transactions
Issued	127,608	163,181
Issued in Lieu of Cash Distributions	2,985	180
Redeemed	(33,826)	(25,727)
Net Increase (Decrease) from Capital Share Transactions	96,767	137,634
Total Increase (Decrease)	126,355	122,366
Net Assets
Beginning of Period	124,236	1,870
End of Period[2]	250,591	124,236

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $97,000 and $34,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $721,000 and $945,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Target Retirement 2055 Fund

Financial Highlights

	Six Months	Year	Aug. 18,
	Ended	Ended	2010[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$20.45	$20.98	$20.00
Investment Operations
Net Investment Income	.305	.388[2]	.063
Capital Gain Distributions Received	.025	.001	—
Net Realized and Unrealized Gain (Loss) on Investments	3.954	(.698)	.917
Total from Investment Operations	4.284	(.309)	.980
Distributions
Dividends from Net Investment Income	(.391)	(.179)	—
Distributions from Realized Capital Gains	(.013)	(.042)	—
Total Distributions	(.404)	(.221)	—
Net Asset Value, End of Period	$24.33	$20.45	$20.98

Total Return[3]	21.17%	-1.58%	4.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$251	$124	$2
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.19%	0.22%[4]
Ratio of Net Investment Income to Average Net Assets	2.29%	1.71%	2.73%[4]
Portfolio Turnover Rate	7%	12%[5]	3%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Target Retirement 2055 Fund

Notes to Financial Statements

Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2010–2011), and for the period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

45

Target Retirement 2055 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. Capital gain distributions paid during the six months ended March 31, 2012, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2012, the cost of investment securities for tax purposes was $237,869,000. Net unrealized appreciation of investment securities for tax purposes was $13,542,000, consisting of unrealized gains of $14,181,000 on securities that had risen in value since their purchase and $639,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2012, the fund purchased $102,742,000 of investment securities and sold $6,099,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	Shares	Shares
	(000)	(000)
Issued	5,579	7,096
Issued in Lieu of Cash Distributions	136	8
Redeemed	(1,490)	(1,119)
Net Increase (Decrease) in Shares Outstanding	4,225	5,985

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

Target Retirement 2060 Fund

Fund Profile
As of March 31, 2012

Total Fund Characteristics

Ticker Symbol	VTTSX
30-Day SEC Yield	2.00%
Acquired Fund Fees and Expenses[1]	0.18%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	62.9%
Vanguard Total International Stock Index
Fund Investor Shares	27.1
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2060 Fund invests. The fund does not charge any expenses or fees of its own. For the period from inception through March 31, 2012, the annualized acquired fund fees and expenses were 0.18%.

47

Target Retirement 2060 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): January 19, 2012, Through March 31, 2012

Target 2060 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks, the MSCI ACWI ex USA IMI Index; for U.S. stocks, the MSCI US Broad Market Index; and for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2012, performance data reflect the period ended March 31, 2012.

Total Returns: Period Ended March 31, 2012

				Since Inception
	Inception Date	Income	Capital	Total
Target Retirement
2060 Fund	1/19/2012	0.00%	6.30%	6.30%

See Financial Highlights for dividend and capital gains information.

48

Target Retirement 2060 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (102.8%)
U.S. Stock Fund (64.7%)
Vanguard Total Stock Market Index Fund Investor Shares	149,407	5,258

International Stock Fund (27.8%)
Vanguard Total International Stock Index Fund Investor Shares	154,574	2,260

Bond Fund (10.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	77,261	835
Total Investments (102.8%) (Cost $8,252)		8,353
Other Assets and Liabilities (-2.8%)
Other Assets		507
Liabilities		(732)
		(225)
Net Assets (100%)
Applicable to 382,304 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,128
Net Asset Value Per Share		$21.26

Assets
Investments in Securities, at Value		8,353
Receivables for Capital Shares Issued		506
Other Assets		1
Total Assets		8,860
Liabilities
Payables for Investment Securities Purchased		503
Other Liabilities		229
Total Liabilities		732
Net Assets		8,128

49

Target Retirement 2060 Fund

At March 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	8,008
Undistributed Net Investment Income	17
Accumulated Net Realized Gains	2
Unrealized Appreciation (Depreciation)	101
Net Assets	8,128

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

50

Target Retirement 2060 Fund

Statement of Operations

January 19, 2012[1] to
March 31, 2012
($000)
Investment Income
Income
Income Distributions Received	17
Net Investment Income—Note B	17
Realized Net Gain (Loss)
Capital Gain Distributions Received	1
Investment Securities Sold	1
Realized Net Gain (Loss)	2
Change in Unrealized Appreciation (Depreciation) of Investment Securities	101
Net Increase (Decrease) in Net Assets Resulting from Operations	120
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Target Retirement 2060 Fund

Statement of Changes in Net Assets

January 19, 2012[1] to
March 31, 2012
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17
Realized Net Gain (Loss)	2
Change in Unrealized Appreciation (Depreciation)	101
Net Increase (Decrease) in Net Assets Resulting from Operations	120
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions
Capital Share Transactions
Issued	8,516
Issued in Lieu of Cash Distributions	—
Redeemed	(508)
Net Increase (Decrease) from Capital Share Transactions	8,008
Total Increase (Decrease)	8,128
Net Assets
Beginning of Period	—
End of Period[2]	8,128

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $17,000.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Target Retirement 2060 Fund

Financial Highlights

January 19, 2012[1] to
For a Share Outstanding Throughout the Period	March 31, 2012
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.045
Capital Gain Distributions Received	.013
Net Realized and Unrealized Gain (Loss) on Investments	1.202
Total from Investment Operations	1.260
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.26

Total Return[2]	6.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8
Ratio of Total Expenses to Average Net Assets	—
Acquired Fund Fees and Expenses	0.18%
Ratio of Net Investment Income to Average Net Assets	1.82%
Portfolio Turnover Rate	13%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Target Retirement 2060 Fund

Notes to Financial Statements

Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended March 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

54

Target Retirement 2060 Fund

At March 31, 2012, the cost of investment securities for tax purposes was $8,252,000. Net unrealized appreciation of investment securities for tax purposes was $101,000, consisting of unrealized gains of $104,000 on securities that had risen in value since their purchase and $3,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended March 31, 2012, the fund purchased $8,415,000 of investment securities and sold $164,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

January 19, 2012[1] to
March 31, 2012
Shares
(000)
Issued	406
Issued in Lieu of Cash Distributions	—
Redeemed	(24)
Net Increase (Decrease) in Shares Outstanding	382

1 Inception.

G. In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

56

Six Months Ended March 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2011	3/31/2012	Period
Based on Actual Fund Return
Target Retirement 2035 Fund	$1,000.00	$1,206.30	$0.99
Target Retirement 2040 Fund	$1,000.00	$1,210.98	$0.99
Target Retirement 2045 Fund	$1,000.00	$1,211.03	$0.99
Target Retirement 2050 Fund	$1,000.00	$1,211.10	$0.99
Target Retirement 2055 Fund	$1,000.00	$1,211.69	$1.00
Based on Hypothetical 5% Yearly Return
Target Retirement 2035 Fund	$1,000.00	$1,024.10	$0.91
Target Retirement 2040 Fund	$1,000.00	$1,024.10	$0.91
Target Retirement 2045 Fund	$1,000.00	$1,024.10	$0.91
Target Retirement 2050 Fund	$1,000.00	$1,024.10	$0.91
Target Retirement 2055 Fund	$1,000.00	$1,024.10	$0.91

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.18%, 0.18%, 0.18%, 0.18%, and 0.18%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for funds with less than six months of history.

57

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average. Information about the funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

58

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

59

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for Commu-
Vanguard Group since 2008; Director of Vanguard	nication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Director of
Vanguard Group (1995–2008).	Carnegie Corporation of New York, Schuylkill River
Development Corporation, and Greater Philadelphia
Chamber of Commerce; Trustee of the National
IndependentTrustees
Constitution Center; Chair of the Presidential
Emerson U. Fullwood	Commission for the Study of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation;
Alfred M. Rankin, Jr.	Principal of The Vanguard Group (1997–2006).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Vanguard Senior Management Team
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.